UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number   811-08606

DWS Target Date Series
 (Exact Name of Registrant as Specified in Charter)

345 Park Avenue
New York, NY 10154-0004
 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (201) 593-6408

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
 (Name and Address of Agent for Service)

Date of fiscal year end:	8/31

Date of reporting period:	2/28/2011

ITEM 1.	REPORT TO STOCKHOLDERS

FEBRUARY 28, 2011 Semiannual Report to Shareholders

DWS Target Date Series DWS LifeCompass Retirement Fund DWS LifeCompass 2015 Fund DWS LifeCompass 2020 Fund DWS LifeCompass 2030 Fund DWS LifeCompass 2040 Fund

Contents
4 Performance Summaries
19 Information About Each Fund's Expenses
23 Portfolio Summaries
25 Investment Portfolios
40 Statements of Assets and Liabilities
44 Statements of Operations
46 Statements of Changes in Net Assets
51 Financial Highlights
70 Notes to Financial Statements
83 Investment Management Agreement Approval
89 Summary of Management Fee Evaluation by Independent Fee Consultant
93 Account Management Resources
95 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider each fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

Although allocation among different asset categories generally limits risk, portfolio management may favor an asset category that underperforms other assets or markets as a whole. Bond investments are subject to interest-rate and credit risks. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Because ETFs trade on a securities exchange, their shares may trade at a premium or discount to their net asset value. ETFs also incur fees and expenses so they may not fully match the performance of the indexes they are designed to track. Investing in foreign securities, particularly those of emerging markets, presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Stocks may decline in value. See the prospectus for details.

Target date funds are designed for investors seeking to meet their respective investment goals, such as retirement, around the target date year. The target date is the approximate date when investors plan to start withdrawing their money in the fund. As the fund approaches its target year, the fund will decrease its emphasis on growth of capital and increase its emphasis on current income. The principal value of the funds is not guaranteed at any time, including at the target date. There is no guarantee that the fund will provide adequate income at and through retirement.

DWS Investments is part of Deutsche Bank's Asset Management division and, within the US, represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Performance Summaries February 28, 2011

DWS LifeCompass Retirement Fund
Average Annual Total Returns as of 2/28/11
Unadjusted for Sales Charge	6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	9.83%	11.33%	1.48%	2.43%	3.05%
Class B	9.41%	10.59%	0.71%	1.66%	2.29%
Class C	9.42%	10.50%	0.70%	1.68%	2.29%
Adjusted for the Maximum Sales Charge
Class A (max 5.75% load)	3.51%	4.93%	-0.50%	1.23%	2.44%
Class B (max 4.00% CDSC)	5.41%	7.59%	0.09%	1.49%	2.29%
Class C (max 1.00% CDSC)	8.42%	10.50%	0.70%	1.68%	2.29%
No Sales Charges
Class S	10.07%	11.72%	1.74%	2.70%	3.30%
Russell® 1000 Index+	28.65%	23.54%	2.66%	3.17%	3.09%
Russell® 2000 Index++	37.55%	32.60%	7.79%	3.80%	7.06%
Barclays Capital Intermediate U.S. Aggregate Bond Index+++	-0.14%	4.63%	5.28%	5.82%	5.45%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

‡ Total returns shown for periods less than one year are not annualized.

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit www.dws-investments.com for the Fund's most recent month-end performance. Performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated December 1, 2010 are 1.32%, 2.01%, 1.98% and 1.00% for Class A, Class B, Class C and Class S shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. These expense ratios include net expenses of the underlying funds in which the Fund invests.

Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

DWS LifeCompass Retirement Fund
Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)
[] DWS LifeCompass Retirement Fund — Class A [] Russell 1000 Index+ [] Russell 2000 Index++ [] Barclays Capital Intermediate U.S. Aggregate Bond Index+++

Yearly periods ended February 28

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

+ The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

++ The Russell 2000 Index is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

+++ The Barclays Capital Intermediate U.S. Aggregate Bond Index is an unmanaged index that covers the US investment-grade fixed-rate bond market, including government and credit securities, agency mortgage securities, asset-backed securities and commercial mortgage-backed securities.

DWS LifeCompass Retirement Fund
Net Asset Value and Distribution Information
	Class A	Class B	Class C	Class S
Net Asset Value: 2/28/11	$11.37	$11.37	$11.36	$11.37
8/31/10	$10.47	$10.47	$10.46	$10.46
Distribution Information: Six Months as of 2/28/11: Income Dividends	$.12	$.08	$.08	$.14

Lipper Rankings — Mixed-Asset Target Allocation Conservative Funds Category as of 2/28/11
Period	Rank		Number of Fund Classes Tracked	Percentile Ranking (%)
Class A 1-Year	243	of	465	53
3-Year	363	of	398	91
5-Year	272	of	316	86
10-Year	73	of	92	79
Class B 1-Year	301	of	465	65
3-Year	378	of	398	95
5-Year	297	of	316	94
10-Year	84	of	92	91
Class C 1-Year	308	of	465	67
3-Year	379	of	398	95
5-Year	296	of	316	94
10-Year	83	of	92	90
Class S 1-Year	211	of	465	46
3-Year	353	of	398	89
5-Year	263	of	316	83
10-Year	71	of	92	77

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return unadjusted for sales charges with distributions reinvested. If sales charges had been included, rankings might have been less favorable.

DWS LifeCompass 2015 Fund
Average Annual Total Returns as of 2/28/11
Unadjusted for Sales Charge	6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	15.57%	15.43%	1.02%	2.07%	2.53%
Class B	15.15%	14.58%	0.28%	1.31%	1.76%
Class C	15.15%	14.59%	0.29%	1.32%	1.77%
Adjusted for the Maximum Sales Charge
Class A (max 5.75% load)	8.92%	8.79%	-0.96%	0.87%	1.92%
Class B (max 4.00% CDSC)	11.15%	11.58%	-0.34%	1.13%	1.76%
Class C (max 1.00% CDSC)	14.15%	14.59%	0.29%	1.32%	1.77%
No Sales Charges
Class S	15.73%	15.73%	1.30%	2.33%	2.77%
Russell 1000 Index+	28.65%	23.54%	2.66%	3.17%	3.09%
Russell 2000 Index++	37.55%	32.60%	7.79%	3.80%	7.06%
Barclays Capital U.S. Aggregate Bond Index+++	-0.83%	4.93%	5.40%	5.80%	5.61%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

‡ Total returns shown for periods less than one year are not annualized.

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit www.dws-investments.com for the Fund's most recent month-end performance. Performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated December 1, 2010 are 1.25%, 1.97%, 1.94% and 1.01% for Class A, Class B, Class C and Class S shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. These expense ratios include net expenses of the underlying funds in which the Fund invests.

Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

DWS LifeCompass 2015 Fund
Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)
[] DWS LifeCompass 2015 Fund — Class A [] Russell 1000 Index+ [] Russell 2000 Index++ [] Barclays Capital U.S. Aggregate Bond Index+++

Yearly periods ended February 28

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

+ The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

++ The Russell 2000 Index is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

+++ The Barclays Capital U.S. Aggregate Bond Index is an unmanaged, market-value-weighted measure of Treasury issues, agency issues, corporate bond issues and mortgage securities.

DWS LifeCompass 2015 Fund
Net Asset Value and Distribution Information
	Class A	Class B	Class C	Class S
Net Asset Value: 2/28/11	$11.12	$11.11	$11.11	$11.11
8/31/10	$9.70	$9.69	$9.69	$9.69
Distribution Information: Six Months as of 2/28/11: Income Dividends	$.09	$.05	$.05	$.10

Lipper Rankings — Mixed-Asset Target 2015 Funds Category as of 2/28/11
Period	Rank		Number of Fund Classes Tracked	Percentile Ranking (%)
Class A 1-Year	69	of	123	56
3-Year	75	of	92	81
5-Year	29	of	38	75
10-Year	6	of	8	67
Class B 1-Year	83	of	123	67
3-Year	87	of	92	94
5-Year	35	of	38	90
10-Year	8	of	8	89
Class C 1-Year	82	of	123	67
3-Year	86	of	92	93
5-Year	33	of	38	85
10-Year	7	of	8	78
Class S 1-Year	64	of	123	52
3-Year	68	of	92	74
5-Year	26	of	38	67
10-Year	4	of	8	45

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return unadjusted for sales charges with distributions reinvested. If sales charges had been included, rankings might have been less favorable.

DWS LifeCompass 2020 Fund
Average Annual Total Returns as of 2/28/11
Unadjusted for Sales Charge	6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	18.50%	17.28%	1.02%	2.19%	2.26%
Class B	18.03%	16.40%	0.26%	1.41%	1.48%
Class C	18.02%	16.40%	0.24%	1.42%	1.48%
Adjusted for the Maximum Sales Charge
Class A (max 5.75% load)	11.69%	10.54%	-0.96%	0.99%	1.65%
Class B (max 4.00% CDSC)	14.03%	13.40%	-0.37%	1.23%	1.48%
Class C (max 1.00% CDSC)	17.02%	16.40%	0.24%	1.42%	1.48%
No Sales Charges
Class S	18.68%	17.57%	1.27%	2.44%	2.50%
Russell 1000 Index+	28.65%	23.54%	2.66%	3.17%	3.09%
Russell 2000 Index++	37.55%	32.60%	7.79%	3.80%	7.06%
Barclays Capital U.S. Aggregate Bond Index+++	-0.83%	4.93%	5.40%	5.80%	5.61%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

‡ Total returns shown for periods less than one year are not annualized.

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit www.dws-investments.com for the Fund's most recent month-end performance. Performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated December 1, 2010 are 1.29%, 2.01%, 1.99% and 1.07% for Class A, Class B, Class C and Class S shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. These expense ratios include net expenses of the underlying funds in which the Fund invests.

Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

DWS LifeCompass 2020 Fund
Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)
[] DWS LifeCompass 2020 Fund — Class A [] Russell 1000 Index+ [] Russell 2000 Index++ [] Barclays Capital U.S. Aggregate Bond Index+++

Yearly periods ended February 28

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

+ The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

++ The Russell 2000 Index is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

+++ The Barclays Capital U.S. Aggregate Bond Index is an unmanaged, market-value-weighted measure of Treasury issues, agency issues, corporate bond issues and mortgage securities.

DWS LifeCompass 2020 Fund
Net Asset Value and Distribution Information
	Class A	Class B	Class C	Class S
Net Asset Value: 2/28/11	$13.47	$13.39	$13.39	$13.48
8/31/10	$11.56	$11.45	$11.45	$11.58
Distribution Information: Six Months as of 2/28/11: Income Dividends	$.22	$.12	$.12	$.25

Lipper Rankings — Mixed-Asset Target 2020 Funds Category as of 2/28/11
Period	Rank		Number of Fund Classes Tracked	Percentile Ranking (%)
Class A 1-Year	77	of	174	44
3-Year	108	of	131	82
5-Year	60	of	75	79
10-Year	9	of	11	75
Class B 1-Year	95	of	174	55
3-Year	119	of	131	91
5-Year	69	of	75	91
10-Year	11	of	11	92
Class C 1-Year	95	of	174	55
3-Year	121	of	131	92
5-Year	68	of	75	90
10-Year	10	of	11	84
Class S 1-Year	69	of	174	40
3-Year	104	of	131	79
5-Year	55	of	75	73
10-Year	8	of	11	67

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return unadjusted for sales charges with distributions reinvested. If sales charges had been included, rankings might have been less favorable.

DWS LifeCompass 2030 Fund
Average Annual Total Returns as of 2/28/11
Unadjusted for Sales Charge	6-Month‡	1-Year	3-Year	5-Year	Life of Fund*
Class A	24.13%	20.53%	1.02%	2.10%	4.26%
Class B	23.50%	19.62%	0.29%	1.33%	3.49%
Class C	23.65%	19.76%	0.29%	1.34%	3.49%
Adjusted for the Maximum Sales Charge
Class A (max 5.75% load)	16.99%	13.60%	-0.95%	0.90%	3.29%
Class B (max 4.00% CDSC)	19.50%	16.62%	-0.33%	1.16%	3.49%
Class C (max 1.00% CDSC)	22.65%	19.76%	0.29%	1.34%	3.49%
No Sales Charges
Class S	24.29%	20.83%	1.28%	2.36%	4.52%
Russell 1000 Index+	28.65%	23.54%	2.66%	3.17%	5.25%
Russell 2000 Index++	37.55%	32.60%	7.79%	3.80%	6.97%
Barclays Capital U.S. Aggregate Bond Index+++	-0.83%	4.93%	5.40%	5.80%	5.03%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

‡ Total returns shown for periods less than one year are not annualized.

* The Fund commenced operations on November 1, 2004. Index returns began on October 31, 2004.

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit www.dws-investments.com for the Fund's most recent month-end performance. Performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated December 1, 2010 are 1.52%, 2.30%, 2.21% and 1.26% for Class A, Class B, Class C and Class S shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. These expense ratios include net expenses of the underlying funds in which the Fund invests.

Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

DWS LifeCompass 2030 Fund
Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)
[] DWS LifeCompass 2030 Fund — Class A [] Russell 1000 Index+ [] Russell 2000 Index++ [] Barclays Capital U.S. Aggregate Bond Index+++

Yearly periods ended February 28

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

* The Fund commenced operations on November 1, 2004. Index returns began on October 31, 2004.

+ The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

++ The Russell 2000 Index is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

+++ The Barclays Capital U.S. Aggregate Bond Index is an unmanaged, market-value-weighted measure of Treasury issues, agency issues, corporate bond issues and mortgage securities.

DWS LifeCompass 2030 Fund
Net Asset Value and Distribution Information
	Class A	Class B	Class C	Class S
Net Asset Value: 2/28/11	$9.87	$9.87	$9.87	$9.87
8/31/10	$8.04	$8.02	$8.01	$8.05
Distribution Information: Six Months as of 2/28/11: Income Dividends	$.10	$.03	$.03	$.13

Lipper Rankings — Mixed-Asset Target 2030 Funds Category as of 2/28/11
Period	Rank		Number of Fund Classes Tracked	Percentile Ranking (%)
Class A 1-Year	66	of	171	39
3-Year	101	of	128	79
5-Year	54	of	72	74
Class B 1-Year	89	of	171	52
3-Year	113	of	128	88
5-Year	70	of	72	96
Class C 1-Year	82	of	171	48
3-Year	114	of	128	89
5-Year	68	of	72	94
Class S 1-Year	53	of	171	31
3-Year	92	of	128	72
5-Year	46	of	72	64

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return unadjusted for sales charges with distributions reinvested. If sales charges had been included, rankings might have been less favorable.

DWS LifeCompass 2040 Fund
Average Annual Total Returns as of 2/28/11
Unadjusted for Sales Charge	6-Month‡	1-Year	3-Year	Life of Fund*
Class A	25.45%	21.54%	0.87%	-1.26%
Class C	24.90%	20.66%	0.09%	-2.00%
Adjusted for the Maximum Sales Charge
Class A (max 5.75% load)	18.24%	14.55%	-1.10%	-3.02%
Class C (max 1.00% CDSC)	23.90%	20.66%	0.09%	-2.00%
No Sales Charges
Class S	25.56%	21.82%	1.13%	-0.99%
Russell 1000 Index+	28.65%	23.54%	2.66%	-0.63%
Russell 2000 Index++	37.55%	32.60%	7.79%	3.64%
Barclays Capital U.S. Aggregate Bond Index+++	-0.83%	4.93%	5.40%	5.65%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

‡ Total returns shown for periods less than one year are not annualized.

* The Fund commenced operations on November 15, 2007. Index returns began on November 30, 2007.

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit www.dws-investments.com for the Fund's most recent month-end performance. Performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated December 1, 2010 are 1.90%, 2.88% and 1.67% for Class A, Class C and Class S shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. These expense ratios include net expenses of the underlying funds in which the Fund invests.

Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

DWS LifeCompass 2040 Fund
Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)
[] DWS LifeCompass 2040 Fund — Class A [] Russell 1000 Index+ [] Russell 2000 Index++ [] Barclays Capital U.S. Aggregate Bond Index+++

Yearly periods ended February 28

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

* The Fund commenced operations on November 15, 2007. Index returns began on November 30, 2007.

+ The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

++ The Russell 2000 Index is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

+++ The Barclays Capital U.S. Aggregate Bond Index is an unmanaged, market-value-weighted measure of Treasury issues, agency issues, corporate bond issues and mortgage securities.

DWS LifeCompass 2040 Fund
Net Asset Value and Distribution Information
	Class A	Class C	Class S
Net Asset Value: 2/28/11	$8.69	$8.68	$8.70
8/31/10	$7.14	$7.11	$7.16
Distribution Information: Six Months as of 2/28/11: Income Dividends	$.09	$.03	$.11
Capital Gain Distributions	$.16	$.16	$.16

Lipper Rankings — Mixed-Asset Target 2040 Funds Category as of 2/28/11
Period	Rank		Number of Fund Classes Tracked	Percentile Ranking (%)
Class A 1-Year	78	of	169	46
3-Year	92	of	118	78
Class C 1-Year	104	of	169	62
3-Year	109	of	118	92
Class S 1-Year	69	of	169	41
3-Year	82	of	118	69

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return unadjusted for sales charges with distributions reinvested. If sales charges had been included, rankings might have been less favorable.

Information About Each Fund's Expenses

As an investor of the Funds, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads) and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Funds and to help you compare these expenses with the ongoing expenses of investing in mutual funds. In addition to the ongoing expenses which the Funds bear directly, the Funds' shareholders indirectly bear the expenses of the Underlying Funds in which the Funds invest. These expenses are not included in the Funds' annualized expense ratios used to calculate the expense estimate in the tables. In the most recent six-month period, DWS LifeCompass Retirement Fund, DWS LifeCompass 2015 Fund, DWS LifeCompass 2020 Fund, DWS LifeCompass 2030 Fund and DWS LifeCompass 2040 Fund limited the ongoing expenses the Funds bear directly; had they not done so, expenses would have been higher. The examples in the tables are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (September 1, 2010 to February 28, 2011).

The tables illustrate your Fund's expenses in two ways:

•Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. An account maintenance fee of $6.25 per quarter for Class S shares may apply for certain accounts whose balances do not meet the applicable minimum initial investment. This fee is not included in these tables. If it was, the estimate of expenses paid for Class S shares during the period would be higher, and account value during the period would be lower, by this amount.

DWS LifeCompass Retirement Fund
Expenses and Value of a $1,000 Investment for the six months ended February 28, 2011
Actual Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 9/1/10	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 2/28/11	$1,098.30	$1,094.10	$1,094.20	$1,100.70
Expenses Paid per $1,000*	$3.23	$7.11	$7.11	$1.93
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 9/1/10	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 2/28/11	$1,021.72	$1,018.00	$1,018.00	$1,022.96
Expenses Paid per $1,000*	$3.11	$6.85	$6.85	$1.86

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.
Annualized Expense Ratios**	Class A	Class B	Class C	Class S
DWS LifeCompass Retirement Fund	.62%	1.37%	1.37%	.37%

** The Fund invests in other funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. These ratios do not include these indirect fees and expenses.

For more information, please refer to the Fund's prospectus.

DWS LifeCompass 2015 Fund
Expenses and Value of a $1,000 Investment for the six months ended February 28, 2011
Actual Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 9/1/10	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 2/28/11	$1,155.70	$1,151.50	$1,151.50	$1,157.30
Expenses Paid per $1,000*	$3.10	$7.09	$7.09	$1.77
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 9/1/10	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 2/28/11	$1,021.92	$1,018.20	$1,018.20	$1,023.16
Expenses Paid per $1,000*	$2.91	$6.66	$6.66	$1.66

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.
Annualized Expense Ratios**	Class A	Class B	Class C	Class S
DWS LifeCompass 2015 Fund	.58%	1.33%	1.33%	.33%

** The Fund invests in other funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. These ratios do not include these indirect fees and expenses.

For more information, please refer to the Fund's prospectus.

DWS LifeCompass 2020 Fund
Expenses and Value of a $1,000 Investment for the six months ended February 28, 2011
Actual Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 9/1/10	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 2/28/11	$1,185.00	$1,180.30	$1,180.20	$1,186.80
Expenses Paid per $1,000*	$3.20	$7.24	$7.24	$1.84
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 9/1/10	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 2/28/11	$1,021.87	$1,018.15	$1,018.15	$1,023.11
Expenses Paid per $1,000*	$2.96	$6.71	$6.71	$1.71

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.
Annualized Expense Ratios**	Class A	Class B	Class C	Class S
DWS LifeCompass 2020 Fund	.59%	1.34%	1.34%	.34%

** The Fund invests in other funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. These ratios do not include these indirect fees and expenses.

For more information, please refer to the Fund's prospectus.

DWS LifeCompass 2030 Fund
Expenses and Value of a $1,000 Investment for the six months ended February 28, 2011
Actual Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 9/1/10	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 2/28/11	$1,241.30	$1,235.00	$1,236.50	$1,242.90
Expenses Paid per $1,000*	$3.22	$7.37	$7.38	$1.84
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 9/1/10	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 2/28/11	$1,021.92	$1,018.20	$1,018.20	$1,023.16
Expenses Paid per $1,000*	$2.91	$6.66	$6.66	$1.66

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.
Annualized Expense Ratios**	Class A	Class B	Class C	Class S
DWS LifeCompass 2030 Fund	.58%	1.33%	1.33%	.33%

** The Fund invests in other funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. These ratios do not include these indirect fees and expenses.

For more information, please refer to the Fund's prospectus.

DWS LifeCompass 2040 Fund
Expenses and Value of a $1,000 Investment for the six months ended February 28, 2011
Actual Fund Return	Class A	Class C	Class S
Beginning Account Value 9/1/10	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 2/28/11	$1,254.50	$1,249.00	$1,255.60
Expenses Paid per $1,000*	$3.07	$7.25	$1.68
Hypothetical 5% Fund Return	Class A	Class C	Class S
Beginning Account Value 9/1/10	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 2/28/11	$1,022.07	$1,018.35	$1,023.31
Expenses Paid per $1,000*	$2.76	$6.51	$1.51

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.
Annualized Expense Ratios**	Class A	Class C	Class S
DWS LifeCompass 2040 Fund	.55%	1.30%	.30%

** The Fund invests in other funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. These ratios do not include these indirect fees and expenses.

For more information, please refer to the Fund's prospectus.

Portfolio Summaries

DWS LifeCompass Retirement Fund
Asset Allocation (As a % of Investment Portfolio)	2/28/11	8/31/10

Fixed Income — Money Market Fund	1%	1%
Fixed Income — Bond Funds	62%	63%
Equity — Equity Funds	31%	30%
Equity — Exchange-Traded Funds	6%	6%
	100%	100%

Target Allocation	2/28/11	8/31/10

Fixed Income Funds	65%	65%
Equity Funds	35%	35%

Asset allocation is subject to change.

DWS LifeCompass 2015 Fund
Asset Allocation (As a % of Investment Portfolio)	2/28/11	8/31/10

Fixed Income — Money Market Fund	0%	1%
Fixed Income — Bond Funds	43%	40%
Equity — Equity Funds	48%	49%
Equity — Exchange-Traded Funds	9%	10%
	100%	100%

Target Allocation	2/28/11	8/31/10

Fixed Income Funds	40%	40%
Equity Funds	60%	60%

Asset allocation is subject to change.

DWS LifeCompass 2020 Fund
Asset Allocation (As a % of Investment Portfolio)	2/28/11	8/31/10

Fixed Income — Money Market Fund	0%	1%
Fixed Income — Bond Funds	31%	29%
Equity — Equity Funds	58%	59%
Equity — Exchange-Traded Funds	11%	11%
	100%	100%

Target Allocation	2/28/11	8/31/10

Fixed Income Funds	30%	30%
Equity Funds	70%	70%

Asset allocation is subject to change.

DWS LifeCompass 2030 Fund
Asset Allocation (As a % of Investment Portfolio)	2/28/11	8/31/10

Fixed Income — Money Market Fund	1%	1%
Fixed Income — Bond Funds	12%	8%
Equity — Equity Funds	74%	77%
Equity — Exchange-Traded Funds	13%	14%
	100%	100%

Target Allocation	2/28/11	8/31/10

Fixed Income Funds	10%	10%
Equity Funds	90%	90%

Asset allocation is subject to change.

DWS LifeCompass 2040 Fund
Asset Allocation (As a % of Investment Portfolio)	2/28/11	8/31/10

Fixed Income — Money Market Fund	1%	2%
Fixed Income — Bond Funds	5%	3%
Equity — Equity Funds	81%	81%
Equity — Exchange-Traded Funds	13%	14%
	100%	100%

Target Allocation	2/28/11	8/31/10

Fixed Income Funds	5%	5%
Equity Funds	95%	95%

Asset allocation is subject to change.

For more complete details about each Fund's investment portfolio, see pages 25-39. A quarterly Fact Sheet is available upon request. Please see the Account Management Resources section for contact information.

Following each Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. Each Fund's portfolio holdings are also posted on www.dws-investments.com from time to time. Please see the Funds' current prospectus for more information.

Investment Portfolios as of February 28, 2011 (Unaudited)

DWS LifeCompass Retirement Fund
	Shares	Value ($)

Equity — Equity Funds 30.5%
DWS Capital Growth Fund "Institutional"	43,691	2,489,953
DWS Communications Fund "Institutional"	719	13,529
DWS Diversified International Equity Fund "Institutional"	91,999	689,074
DWS Dreman International Value Fund "Institutional"	2,189	21,363
DWS Dreman Mid Cap Value Fund "Institutional"	12,578	149,044
DWS Dreman Small Cap Value Fund "Institutional"	15,045	588,569
DWS Emerging Markets Equity Fund "Institutional"	25,919	472,760
DWS Equity 500 Index Fund "Institutional"	29,044	4,383,051
DWS Global Small Cap Growth Fund "Institutional"	13,769	556,544
DWS Global Thematic Fund "Institutional"	19,101	471,784
DWS Gold & Precious Metals Fund "Institutional"	9,525	216,702
DWS Growth & Income Fund "Institutional"	173,187	3,006,533
DWS Health Care Fund "Institutional"*	17,867	463,640
DWS International Fund "Institutional"	46,899	2,193,927
DWS Large Cap Focus Growth Fund "Institutional"*	70	2,187
DWS Large Cap Value Fund "Institutional"	35,253	648,298
DWS RREEF Global Infrastructure Fund "Institutional"	17,052	167,967
DWS RREEF Global Real Estate Securities Fund "Institutional"	6,559	51,424
DWS RREEF Real Estate Securities Fund "Institutional"	39,489	760,553
DWS S&P 500 Plus Fund "S"	256,922	3,350,261
DWS Small Cap Core Fund "S"	109,676	1,992,808
DWS Small Cap Growth Fund "Institutional"*	22,492	507,862
DWS Strategic Value Fund "Institutional"	118,664	4,120,018
DWS Technology Fund "Institutional"	104,486	1,575,653
DWS World Dividend Fund "Institutional"	19,126	465,339
Total Equity — Equity Funds (Cost $23,977,893)		29,358,843

Equity — Exchange-Traded Funds 6.5%
iShares MSCI Australia Index Fund	33,840	883,562
iShares MSCI Canada Index Fund	22,358	752,794
iShares MSCI EAFE Small Cap Index Fund	9,675	420,572
iShares MSCI France Index Fund	6,438	172,860
iShares MSCI Germany Index Fund	29,825	775,450
iShares MSCI Japan Index Fund	63,238	729,134
iShares MSCI Switzerland Index Fund	5,985	153,815
iShares MSCI United Kingdom Index Fund	129,830	2,383,679
Total Equity — Exchange-Traded Funds (Cost $4,840,835)		6,271,866
Fixed Income — Bond Funds 61.8%
DWS Core Fixed Income Fund "Institutional"	1,736,743	16,186,448
DWS Emerging Markets Fixed Income Fund "Institutional"	88,919	962,996
DWS Enhanced Commodity Strategy Fund "Institutional"*	105,521	487,506
DWS Floating Rate Plus Fund "Institutional"	50,391	479,725
DWS Global Bond Fund "S"	674,191	7,146,422
DWS Global Inflation Plus Fund "Institutional"	371,419	3,870,184
DWS GNMA Fund "Institutional"	34,068	519,875
DWS High Income Fund "Institutional"	594,276	2,917,894
DWS Short Duration Plus Fund "Institutional"	1,130,603	10,785,951
DWS US Bond Index Fund "Institutional"	1,526,978	16,155,425
Total Fixed Income — Bond Funds (Cost $60,562,744)		59,512,426

Market Neutral Fund 0.3%
DWS Disciplined Market Neutral Fund "Institutional" (Cost $235,946)	25,295	236,764

Fixed Income — Money Market Fund 0.7%
Central Cash Management Fund (Cost $668,635)	668,635	668,635

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $90,286,053)+	99.8	96,048,534
Other Assets and Liabilities, Net	0.2	161,929
Net Assets	100.0	96,210,463

* Non-income producing.

+ The cost for federal income tax purposes was $92,104,789. At February 28, 2011, net unrealized appreciation for all securities based on tax cost was $3,943,745. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $7,654,545 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $3,710,800.

During the six months ended February 28, 2011, purchases and sales of affiliated Underlying Funds (excluding money market funds) aggregated $19,138,261 and $20,635,000, respectively. Purchases and sales of non-affiliated Underlying Funds (excluding money market funds) aggregated $0 and $1,257,619, respectively.

EAFE: Europe, Australasia and Far East

MSCI: Morgan Stanley Capital International

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2011 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Equity Funds	$29,358,843	$—	$—	$29,358,843
Exchange-Traded Funds	6,271,866	—	—	6,271,866
Bond Funds	59,512,426	—	—	59,512,426
Money Market Funds	668,635	—	—	668,635
Market Neutral Fund	236,764	—	—	236,764
Total	$96,048,534	$—	$—	$96,048,534

There have been no significant transfers between Level 1 and Level 2 fair value measurements during the period ended February 28, 2011.

DWS LifeCompass 2015 Fund
	Shares	Value ($)

Equity — Equity Funds 47.4%
DWS Capital Growth Fund "Institutional"	94,766	5,400,714
DWS Communications Fund "Institutional"	15,097	283,975
DWS Diversified International Equity Fund "Institutional"	372,309	2,788,593
DWS Dreman International Value Fund "Institutional"	1,841	17,965
DWS Dreman Mid Cap Value Fund "Institutional"	24,652	292,129
DWS Dreman Small Cap Value Fund "Institutional"	41,266	1,614,330
DWS Emerging Markets Equity Fund "Institutional"	154,059	2,810,044
DWS Equity 500 Index Fund "Institutional"	78,028	11,775,179
DWS Global Small Cap Growth Fund "Institutional"	15,741	636,260
DWS Global Thematic Fund "Institutional"	60,595	1,496,694
DWS Gold & Precious Metals Fund "Institutional"	19,108	434,706
DWS Growth & Income Fund "Institutional"	464,762	8,068,261
DWS Health Care Fund "Institutional"*	59,330	1,539,612
DWS International Fund "Institutional"	89,259	4,175,558
DWS Large Cap Focus Growth Fund "Institutional"*	8,011	251,557
DWS Large Cap Value Fund "Institutional"	197,844	3,638,351
DWS RREEF Global Infrastructure Fund "Institutional"	3,122	30,748
DWS RREEF Global Real Estate Securities Fund "Institutional"	18,706	146,654
DWS RREEF Real Estate Securities Fund "Institutional"	53,417	1,028,813
DWS S&P 500 Plus Fund "S"	651,383	8,494,034
DWS Small Cap Core Fund "S"	299,986	5,450,746
DWS Small Cap Growth Fund "Institutional"*	61,659	1,392,260
DWS Strategic Value Fund "Institutional"	243,063	8,439,138
DWS Technology Fund "Institutional"	287,549	4,336,244
DWS World Dividend Fund "Institutional"	99,636	2,424,135
Total Equity — Equity Funds (Cost $64,172,834)		76,966,700

Equity — Exchange-Traded Funds 9.5%
iShares MSCI Australia Index Fund	100,948	2,635,752
iShares MSCI Canada Index Fund	22,673	763,400
iShares MSCI EAFE Small Cap Index Fund	32,786	1,425,207
iShares MSCI France Index Fund	3,811	102,325
iShares MSCI Germany Index Fund	71,558	1,860,508
iShares MSCI Japan Index Fund	251,571	2,900,614
iShares MSCI United Kingdom Index Fund	311,788	5,724,428
Total Equity — Exchange-Traded Funds (Cost $12,583,815)		15,412,234

Fixed Income — Bond Funds 42.7%
DWS Core Fixed Income Fund "Institutional"	1,932,377	18,009,751
DWS Emerging Markets Fixed Income Fund "Institutional"	149,933	1,623,769
DWS Enhanced Commodity Strategy Fund "Institutional"*	177,678	820,872
DWS Floating Rate Plus Fund "Institutional"	85,631	815,204
DWS Global Bond Fund "S"	613,002	6,497,825
DWS Global Inflation Plus Fund "Institutional"	628,096	6,544,763
DWS GNMA Fund "Institutional"	57,408	876,048
DWS High Income Fund "Institutional"	997,929	4,899,833
DWS Short Duration Plus Fund "Institutional"	1,188,364	11,336,991
DWS US Bond Index Fund "Institutional"	1,698,930	17,974,676
Total Fixed Income — Bond Funds (Cost $70,106,576)		69,399,732

Market Neutral Fund 0.3%
DWS Disciplined Market Neutral Fund "Institutional" (Cost $408,747)	43,037	402,824

Fixed Income — Money Market Fund 0.4%
Central Cash Management Fund (Cost $672,040)	672,040	672,040

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $147,944,012)+	100.3	162,853,530
Other Assets and Liabilities, Net	(0.3)	(543,913)
Net Assets	100.0	162,309,617

* Non-income producing.

+ The cost for federal income tax purposes was $153,467,729. At February 28, 2011, net unrealized appreciation for all securities based on tax cost was $9,385,801. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $17,304,420 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $7,918,619.

During the six months ended February 28, 2011, purchases and sales of affiliated Underlying Funds (excluding money market funds) aggregated $28,143,487 and $46,035,000, respectively. Purchases and sales of non-affiliated Underlying Funds (excluding money market funds) aggregated $0 and $5,573,090, respectively.

EAFE: Europe, Australasia and Far East

MSCI: Morgan Stanley Capital International

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2011 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Equity Funds	$76,966,700	$—	$—	$76,966,700
Exchange-Traded Funds	15,412,234	—	—	15,412,234
Bond Funds	69,399,732	—	—	69,399,732
Money Market Funds	672,040	—	—	672,040
Market Neutral Fund	402,824	—	—	402,824
Total	$162,853,530	$—	$—	$162,853,530

There have been no significant transfers between Level 1 and Level 2 fair value measurements during the period ended February 28, 2011.

DWS LifeCompass 2020 Fund
	Shares	Value ($)

Equity — Equity Funds 57.7%
DWS Capital Growth Fund "Institutional"	87,859	5,007,093
DWS Communications Fund "Institutional"	31,162	586,157
DWS Diversified International Equity Fund "Institutional"	858,276	6,428,486
DWS Dreman International Value Fund "Institutional"	7,976	77,843
DWS Dreman Mid Cap Value Fund "Institutional"	80,176	950,083
DWS Dreman Small Cap Value Fund "Institutional"	76,198	2,980,869
DWS Emerging Markets Equity Fund "Institutional"	273,173	4,982,677
DWS Equity 500 Index Fund "Institutional"	151,309	22,834,114
DWS Global Small Cap Growth Fund "Institutional"	39,127	1,581,514
DWS Global Thematic Fund "Institutional"	101,611	2,509,791
DWS Gold & Precious Metals Fund "Institutional"	36,626	833,245
DWS Growth & Income Fund "Institutional"	668,242	11,600,682
DWS Health Care Fund "Institutional"*	133,039	3,452,374
DWS International Fund "Institutional"	124,464	5,822,414
DWS Large Cap Focus Growth Fund "Institutional"*	97,830	3,071,874
DWS Large Cap Value Fund "Institutional"	542,764	9,981,422
DWS RREEF Global Infrastructure Fund "Institutional"	53,750	529,437
DWS RREEF Global Real Estate Securities Fund "Institutional"	31,953	250,508
DWS RREEF Real Estate Securities Fund "Institutional"	99,496	1,916,285
DWS S&P 500 Plus Fund "S"	926,052	12,075,712
DWS Small Cap Core Fund "S"	458,568	8,332,175
DWS Small Cap Growth Fund "Institutional"*	101,019	2,281,007
DWS Strategic Value Fund "Institutional"	311,447	10,813,444
DWS Technology Fund "Institutional"	460,224	6,940,175
DWS World Dividend Fund "Institutional"	215,253	5,237,096
Total Equity — Equity Funds (Cost $113,275,012)		131,076,477

Equity — Exchange-Traded Funds 10.8%
iShares MSCI Australia Index Fund	118,535	3,094,949
iShares MSCI Canada Index Fund	89,279	3,006,024
iShares MSCI EAFE Small Cap Index Fund	55,579	2,416,019
iShares MSCI France Index Fund	4,452	119,536
iShares MSCI Germany Index Fund	90,518	2,353,468
iShares MSCI Japan Index Fund	389,957	4,496,204
iShares MSCI Netherlands Investable Market Index Fund	2,486	55,811
iShares MSCI United Kingdom Index Fund	495,939	9,105,440
Total Equity — Exchange-Traded Funds (Cost $19,642,868)		24,647,451

Fixed Income — Bond Funds 31.1%
DWS Core Fixed Income Fund "Institutional"	1,961,359	18,279,865
DWS Emerging Markets Fixed Income Fund "Institutional"	206,700	2,238,559
DWS Enhanced Commodity Strategy Fund "Institutional"*	249,495	1,152,669
DWS Floating Rate Plus Fund "Institutional"	117,691	1,120,421
DWS Global Bond Fund "S"	638,336	6,766,364
DWS Global Inflation Plus Fund "Institutional"	650,561	6,778,848
DWS GNMA Fund "Institutional"	36,899	563,081
DWS High Income Fund "Institutional"	1,268,136	6,226,548
DWS Short Duration Plus Fund "Institutional"	974,862	9,300,182
DWS US Bond Index Fund "Institutional"	1,724,708	18,247,414
Total Fixed Income — Bond Funds (Cost $70,959,326)		70,673,951

Market Neutral Fund 0.2%
DWS Disciplined Market Neutral Fund "Institutional" (Cost $563,392)	58,937	551,647

Fixed Income — Money Market Fund 0.5%
Central Cash Management Fund (Cost $1,123,971)	1,123,971	1,123,971

	% of Net Assets	Value ($)

Total Long Positions (Cost $205,564,569)+	100.3	228,073,497
Other Assets and Liabilities, Net	(0.3)	(633,998)
Net Assets	100.0	227,439,499

* Non-income producing security.

+ The cost for federal income tax purposes was $211,603,228. At February 28, 2011, net unrealized appreciation for all securities based on tax cost was $16,470,269. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $26,771,065 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $10,300,796.

During the six months ended February 28, 2011, purchases and sales of affiliated Underlying Funds (excluding money market funds) aggregated $31,527,760 and $38,630,000, respectively. Purchases and sales of non-affiliated Underlying Funds (excluding money market funds) aggregated $0 and $3,238,415, respectively.

EAFE: Europe, Australasia and Far East

MSCI: Morgan Stanley Capital International

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2011 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Equity Funds	$131,076,477	$—	$—	$131,076,477
Exchange-Traded Funds	24,647,451	—	—	24,647,451
Bond Funds	70,673,951	—	—	70,673,951
Money Market Funds	1,123,971	—	—	1,123,971
Market Neutral Fund	551,647	—	—	551,647
Total	$228,073,497	$—	$—	$228,073,497

There have been no significant transfers between Level 1 and Level 2 fair value measurements during the period ended February 28, 2011.

DWS LifeCompass 2030 Fund
	Shares	Value ($)

Equity — Equity Funds 74.8%
DWS Capital Growth Fund "Institutional"	48,567	2,767,808
DWS Communications Fund "Institutional"	6,442	121,180
DWS Diversified International Equity Fund "Institutional"	454,011	3,400,540
DWS Dreman International Value Fund "Institutional"	3,225	31,476
DWS Dreman Mid Cap Value Fund "Institutional"	13,882	164,499
DWS Dreman Small Cap Value Fund "Institutional"	31,686	1,239,570
DWS Emerging Markets Equity Fund "Institutional"	116,237	2,120,154
DWS Equity 500 Index Fund "Institutional"	45,177	6,817,604
DWS Global Small Cap Growth Fund "Institutional"	15,783	637,968
DWS Global Thematic Fund "Institutional"	36,090	891,432
DWS Gold & Precious Metals Fund "Institutional"	12,905	293,598
DWS Growth & Income Fund "Institutional"	277,118	4,810,771
DWS Health Care Fund "Institutional"*	35,978	933,634
DWS International Fund "Institutional"	44,963	2,103,357
DWS Large Cap Focus Growth Fund "Institutional"*	10,393	326,340
DWS Large Cap Value Fund "Institutional"	148,512	2,731,133
DWS Mid Cap Growth Fund "Institutional"	2,349	36,644
DWS RREEF Global Infrastructure Fund "Institutional"	12,796	126,036
DWS RREEF Global Real Estate Securities Fund "Institutional"	17,109	134,135
DWS RREEF Real Estate Securities Fund "Institutional"	56,355	1,085,407
DWS S&P 500 Plus Fund "S"	421,032	5,490,256
DWS Small Cap Core Fund "S"	177,961	3,233,555
DWS Small Cap Growth Fund "Institutional"*	38,374	866,479
DWS Strategic Value Fund "Institutional"	163,058	5,661,358
DWS Technology Fund "Institutional"	192,828	2,907,851
DWS World Dividend Fund "Institutional"	51,740	1,258,844
Total Equity — Equity Funds (Cost $41,590,541)		50,191,629

Equity — Exchange-Traded Funds 13.2%
iShares MSCI Australia Index Fund	44,960	1,173,906
iShares MSCI Canada Index Fund	38,242	1,287,608
iShares MSCI EAFE Small Cap Index Fund	31,648	1,375,738
iShares MSCI France Index Fund	2,088	56,063
iShares MSCI Germany Index Fund	33,419	868,894
iShares MSCI Japan Index Fund	98,368	1,134,183
iShares MSCI Switzerland Index Fund	1,427	36,674
iShares MSCI United Kingdom Index Fund	158,337	2,907,067
Total Equity — Exchange-Traded Funds (Cost $7,148,680)		8,840,133

Fixed Income — Bond Funds 11.9%
DWS Core Fixed Income Fund "Institutional"	258,566	2,409,833
DWS Emerging Markets Fixed Income Fund "Institutional"	60,778	658,228
DWS Enhanced Commodity Strategy Fund "Institutional"*	72,122	333,205
DWS Floating Rate Plus Fund "Institutional"	13,943	132,733
DWS Global Bond Fund "S"	61,700	654,016
DWS Global Inflation Plus Fund "Institutional"	62,636	652,665
DWS GNMA Fund "Institutional"	879	13,418
DWS High Income Fund "Institutional"	141,460	694,567
DWS Short Duration Plus Fund "Institutional"	2,249	21,460
DWS US Bond Index Fund "Institutional"	230,422	2,437,865
Total Fixed Income — Bond Funds (Cost $7,867,526)		8,007,990

Market Neutral Fund 0.2%
DWS Disciplined Market Neutral Fund "Institutional" (Cost $166,753)	17,176	160,768

Fixed Income — Money Market Fund 1.0%
Central Cash Management Fund (Cost $669,002)	669,002	669,002

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $57,442,502)+	101.1	67,869,522
Other Assets and Liabilities, Net	(1.1)	(706,778)
Net Assets	100.0	67,162,744

* Non-income producing security.

+ The cost for federal income tax purposes was $59,102,402. At February 28, 2011, net unrealized appreciation for all securities based on tax cost was $8,767,120. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $10,770,181 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,003,061.

During the six months ended February 28, 2011, purchases and sales of affiliated Underlying Funds (excluding money market funds) aggregated $8,818,116 and $10,150,000, respectively. Purchases and sales of non-affiliated Underlying Funds (excluding money market funds) aggregated $0 and $1,177,813, respectively.

EAFE: Europe, Australasia and Far East

MSCI: Morgan Stanley Capital International

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2011 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Equity Funds	$50,191,629	$—	$—	$50,191,629
Exchange-Traded Funds	8,840,133	—	—	8,840,133
Bond Funds	8,007,990	—	—	8,007,990
Money Market Funds	669,002	—	—	669,002
Market Neutral Fund	160,768	—	—	160,768
Total	$67,869,522	$—	$—	$67,869,522

There have been no significant transfers between Level 1 and Level 2 fair value measurements during the period ended February 28, 2011.

DWS LifeCompass 2040 Fund
	Shares	Value ($)

Equity — Equity Funds 81.1%
DWS Capital Growth Fund "Institutional"	31,100	1,772,383
DWS Communications Fund "Institutional"	5,841	109,876
DWS Diversified International Equity Fund "Institutional"	236,164	1,768,869
DWS Dreman International Value Fund "Institutional"	5,785	56,463
DWS Dreman Mid Cap Value Fund "Institutional"	13,946	165,258
DWS Dreman Small Cap Value Fund "Institutional"	17,443	682,365
DWS Emerging Markets Equity Fund "Institutional"	60,529	1,104,047
DWS Equity 500 Index Fund "Institutional"	20,402	3,078,927
DWS Global Small Cap Growth Fund "Institutional"	15,463	624,997
DWS Global Thematic Fund "Institutional"	18,917	467,259
DWS Gold & Precious Metals Fund "Institutional"	5,646	128,454
DWS Growth & Income Fund "Institutional"	138,132	2,397,979
DWS Health Care Fund "Institutional"*	11,555	299,863
DWS International Fund "Institutional"	28,039	1,311,662
DWS Large Cap Focus Growth Fund "Institutional"*	3,153	99,012
DWS Large Cap Value Fund "Institutional"	53,450	982,953
DWS Mid Cap Growth Fund "Institutional"	129	2,010
DWS RREEF Global Infrastructure Fund "Institutional"	32,739	322,475
DWS RREEF Global Real Estate Securities Fund "Institutional"	11,132	87,273
DWS RREEF Real Estate Securities Fund "Institutional"	25,479	490,717
DWS S&P 500 Plus Fund "S"	177,119	2,309,629
DWS Small Cap Core Fund "S"	87,458	1,589,117
DWS Small Cap Growth Fund "Institutional"*	17,580	396,951
DWS Strategic Value Fund "Institutional"	87,113	3,024,549
DWS Technology Fund "Institutional"	78,070	1,177,289
DWS World Dividend Fund "Institutional"	21,784	530,011
Total Equity — Equity Funds (Cost $20,518,179)		24,980,388

Equity — Exchange-Traded Funds 12.6%
iShares MSCI Australia Index Fund	16,751	437,369
iShares MSCI Canada Index Fund	17,982	605,454
iShares MSCI EAFE Small Cap Index Fund	13,216	574,500
iShares MSCI France Index Fund	1,592	42,745
iShares MSCI Germany Index Fund	11,164	290,264
iShares MSCI Japan Index Fund	41,348	476,742
iShares MSCI Netherlands Investable Market Index Fund	249	5,590
iShares MSCI Switzerland Index Fund	282	7,247
iShares MSCI United Kingdom Index Fund	78,078	1,433,512
Total Equity — Exchange-Traded Funds (Cost $3,140,061)		3,873,423

Fixed Income — Bond Funds 5.2%
DWS Core Fixed Income Fund "Institutional"	36,951	344,387
DWS Emerging Markets Fixed Income Fund "Institutional"	20,944	226,826
DWS Enhanced Commodity Strategy Fund "Institutional"*	66,220	305,937
DWS Floating Rate Plus Fund "Institutional"	3,375	32,129
DWS Global Bond Fund "S"	6,978	73,970
DWS Global Inflation Plus Fund "Institutional"	14,208	148,045
DWS GNMA Fund "Institutional"	90	1,369
DWS High Income Fund "Institutional"	24,552	120,552
DWS Short Duration Plus Fund "Institutional"	232	2,216
DWS US Bond Index Fund "Institutional"	32,724	346,217
Total Fixed Income — Bond Funds (Cost $1,553,598)		1,601,648

Market Neutral Fund 0.2%
DWS Disciplined Market Neutral Fund "Institutional" (Cost $76,108)	7,842	73,405

Fixed Income — Money Market Fund 1.0%
Central Cash Management Fund (Cost $304,688)	304,688	304,688

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $25,592,634)+	100.1	30,833,552
Other Assets and Liabilities, Net	(0.1)	(31,061)
Net Assets	100.0	30,802,491

* Non-income producing.

+ The cost for federal income tax purposes was $25,871,990. At February 28, 2011, net unrealized appreciation for all securities based on tax cost was $4,961,562. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $5,257,783 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $296,221.

During the six months ended February 28, 2011, purchases and sales of affiliated Underlying Funds (excluding money market funds) aggregated $5,703,575 and $4,525,000, respectively. Purchases and sales of non-affiliated Underlying Funds (excluding money market funds) aggregated $0 and $364,100, respectively.

MSCI: Morgan Stanley Capital International

EAFE: Europe, Australasia and Far East

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2011 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Equity Funds	$24,980,388	$—	$—	$24,980,388
Exchange-Traded Funds	3,873,423	—	—	3,873,423
Bond Funds	1,601,648	—	—	1,601,648
Money Market Funds	304,688	—	—	304,688
Market Neutral Fund	73,405	—	—	73,405
Total	$30,833,552	$—	$—	$30,833,552

There have been no significant transfers between Level 1 and Level 2 fair value measurements during the period ended February 28, 2011.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities
as of February 28, 2011 (Unaudited)
Assets	DWS LifeCompass Retirement Fund	DWS LifeCompass 2015 Fund	DWS LifeCompass 2020 Fund
Investments in affiliated Underlying Funds, at value (cost $85,445,218, $135,360,197 and $185,921,701)	$89,776,668	$147,441,296	$203,426,046
Investments in non-affiliated Underlying Funds (cost $4,840,835, $12,583,815 and $19,642,868)	6,271,866	15,412,234	24,647,451
Total investments, at value (cost $90,286,053, $147,944,012 and $205,564,569)	96,048,534	162,853,530	228,073,497
Receivable for investments sold	665,000	1,665,000	605,000
Receivable for Fund shares sold	24,530	53,419	210,137
Dividends receivable	19,458	24,028	22,235
Interest receivable	102	77	168
Other assets	32,137	38,327	40,612
Total assets	96,789,761	164,634,381	228,951,649
Liabilities
Payable for Fund shares redeemed	464,326	2,167,755	1,300,543
Other accrued expenses and liabilities	114,972	157,009	211,607
Total liabilities	579,298	2,324,764	1,512,150
Net assets, at value	$96,210,463	$162,309,617	$227,439,499
Net Assets Consist of
Undistributed net investment income	259,963	505,880	1,550,797
Net unrealized appreciation (depreciation) on investments	5,762,481	14,909,518	22,508,928
Accumulated net realized gain (loss)	(19,128,973)	(54,474,661)	(46,457,739)
Paid-in capital	109,316,992	201,368,880	249,837,513
Net assets, at value	$96,210,463	$162,309,617	$227,439,499

The accompanying notes are an integral part of the financial statements.
Statements of Assets and Liabilities as of February 28, 2011 (Unaudited) (continued)
Assets	DWS LifeCompass 2030 Fund	DWS LifeCompass 2040 Fund
Investments in affiliated Underlying Funds, at value (cost $50,293,822 and $22,452,573)	$59,029,389	$26,960,129
Investments in non-affiliated Underlying Funds, at value (cost $7,148,680 and $3,140,061)	8,840,133	3,873,423
Total investments, at value (cost $57,442,502 and $25,592,634)	67,869,522	30,833,552
Receivable for investments sold	115,000	—-
Receivable for Fund shares sold	87,068	118,471
Dividends receivable	2,329	316
Interest receivable	73	44
Due from Advisor	4,878	5,035
Other assets	30,749	22,104
Total assets	68,109,619	30,979,522
Liabilities
Payable for Fund shares redeemed	873,494	137,122
Other accrued expenses and liabilities	73,381	39,909
Total liabilities	946,875	177,031
Net assets, at value	$67,162,744	$30,802,491
Net Assets Consist of
Undistributed net investment income (distributions in excess of net investment income)	156,629	(21,025)
Net unrealized appreciation (depreciation) on investments	10,427,020	5,240,918
Accumulated net realized gain (loss)	(8,235,922)	212,527
Paid-in capital	64,815,017	25,370,071
Net assets, at value	$67,162,744	$30,802,491

The accompanying notes are an integral part of the financial statements.
Statements of Assets and Liabilities as of February 28, 2011 (Unaudited) (continued)
Net Asset Value	DWS LifeCompass Retirement Fund	DWS LifeCompass 2015 Fund	DWS LifeCompass 2020 Fund
Class A Net assets applicable to shares outstanding	$31,430,810	$71,810,137	$88,289,778
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	2,764,559	6,455,820	6,556,045
Net Asset Value and redemption price per share	$11.37	$11.12	$13.47
Maximum offering price per share (100 ÷ 94.25 of net asset value)	$12.06	$11.80	$14.29
Class B Net assets applicable to shares outstanding	$1,647,917	$5,220,379	$8,056,552
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	144,956	469,797	601,591
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share	$11.37	$11.11	$13.39
Class C Net assets applicable to shares outstanding	$6,613,892	$15,641,950	$18,757,206
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	582,124	1,408,205	1,400,314
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share	$11.36	$11.11	$13.39
Class S Net assets applicable to shares outstanding	$56,517,844	$69,637,151	$112,335,963
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	4,972,404	6,268,742	8,336,603
Net Asset Value, offering and redemption price per share	$11.37	$11.11	$13.48

The accompanying notes are an integral part of the financial statements.
Statements of Assets and Liabilities as of February 28, 2011 (Unaudited) (continued)
Net Asset Value	DWS LifeCompass 2030 Fund	DWS LifeCompass 2040 Fund
Class A Net assets applicable to shares outstanding	$44,370,292	$18,709,889
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	4,494,910	2,154,205
Net Asset Value and redemption price per share	$9.87	$8.69
Maximum offering price per share (100 ÷ 94.25 of net asset value)	$10.47	$9.22
Class B Net assets applicable to shares outstanding	$1,880,308	—
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	190,442	—
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share	$9.87	—
Class C Net assets applicable to shares outstanding	$5,734,546	$252,953
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	581,186	29,148
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share	$9.87	$8.68
Class S Net assets applicable to shares outstanding	$15,177,598	$11,839,649
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	1,537,854	1,361,399
Net Asset Value, offering and redemption price per share	$9.87	$8.70

The accompanying notes are an integral part of the financial statements.

Statements of Operations
for the six months ended February 28, 2011 (Unaudited)
Investment Income	DWS LifeCompass Retirement Fund	DWS LifeCompass 2015 Fund	DWS LifeCompass 2020 Fund
Income distributions from affiliated Underlying Funds	$1,264,331	1,977,459	$2,476,217
Dividends	65,245	$198,344	274,214
Income distributions — Central Cash Management Fund	704	1,543	1,843
Total income	1,330,280	2,177,346	2,752,274
Expenses: Administration fees	47,384	84,360	110,118
Distribution and service fees	80,213	199,747	244,816
Services to shareholders	91,580	191,069	276,666
Custodian fees	4,647	4,765	4,706
Audit and tax fees	21,606	20,638	21,631
Legal fees	8,955	11,741	11,781
Trustees' fees and expenses	2,542	3,754	4,163
Reports to shareholders	10,532	11,144	17,068
Registration fees	24,180	20,897	20,052
Other	2,672	2,672	3,879
Total expenses before expense reductions	294,311	550,787	714,880
Expense reductions	(36,859)	(70,127)	(92,241)
Total expenses after expense reductions	257,452	480,660	622,639
Net investment income	1,072,828	1,696,686	2,129,635
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Sale of affiliated Underlying Funds	1,608,989	938,624	537,751
Sale of non-affiliated Underlying Funds	43,624	899,037	(25,605)
Capital gain distributions from affiliated Underlying Funds	165,157	234,751	273,196
	1,817,770	2,072,412	785,342
Change in net unrealized appreciation (depreciation) on investments	6,077,390	20,719,074	34,059,480
Net gain (loss)	7,895,160	22,791,486	34,844,822
Net increase (decrease) in net assets resulting from operations	$8,967,988	$24,488,172	$36,974,457

The accompanying notes are an integral part of the financial statements.
Statements of Operations for the six months ended February 28, 2011 (Unaudited) (continued)
Investment Income	DWS LifeCompass 2030 Fund	DWS LifeCompass 2040 Fund
Income distributions from affiliated Underlying Funds	$598,620	$235,201
Dividends	104,068	45,043
Income distributions — Central Cash Management Fund	661	348
Total income	703,349	280,592
Expenses: Administration fees	31,918	13,654
Distribution and service fees	90,264	21,720
Services to shareholders	76,286	33,100
Custodian fees	1,814	1,487
Audit and tax fees	21,626	21,895
Legal fees	8,562	8,777
Trustees' fees and expenses	1,897	1,853
Reports to shareholders	13,371	11,166
Registration fees	20,939	17,183
Other	2,240	1,878
Total expenses before expense reductions	268,917	132,713
Expense reductions	(71,924)	(69,192)
Total expenses after expense reductions	196,993	63,521
Net investment income	506,356	217,071
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Sale of affiliated Underlying Funds	251,516	840,365
Sale of non-affiliated Underlying Funds	179,710	8,203
Capital gain distributions from affiliated Underlying Funds	56,222	13,628
	487,448	862,196
Change in net unrealized appreciation (depreciation) on investments	12,539,350	4,954,212
Net gain (loss)	13,026,798	5,816,408
Net increase (decrease) in net assets resulting from operations	$13,533,154	$6,033,479

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets
DWS LifeCompass Retirement Fund
Increase (Decrease) in Net Assets	Six Months Ended February 28, 2011 (Unaudited)	Year Ended August 31, 2010
Operations: Net investment income	$1,072,828	$2,362,629
Net realized gain (loss)	1,817,770	(3,255,989)
Change in net unrealized appreciation (depreciation)	6,077,390	7,236,634
Net increase (decrease) in net assets resulting from operations	8,967,988	6,343,274
Distributions to shareholders from: Net investment income: Class A	(350,065)	(852,158)
Class B	(14,393)	(57,533)
Class C	(50,491)	(146,757)
Class S	(692,910)	(1,563,614)
Total distributions	(1,107,859)	(2,620,062)
Fund share transactions: Proceeds from shares sold	6,337,785	16,267,422
Reinvestment of distributions	1,029,456	2,426,284
Payments for shares redeemed	(12,325,957)	(23,863,835)
Net increase (decrease) in net assets from Fund share transactions	(4,958,716)	(5,170,129)
Increase (decrease) in net assets	2,901,413	(1,446,917)
Net assets at beginning of period	93,309,050	94,755,967
Net assets at end of period (including undistributed net investment income of $259,963 and $294,994, respectively)	$96,210,463	$93,309,050

The accompanying notes are an integral part of the financial statements.
Statements of Changes in Net Assets (continued)
DWS LifeCompass 2015 Fund
Increase (Decrease) in Net Assets	Six Months Ended February 28, 2011 (Unaudited)	Year Ended August 31, 2010
Operations: Net investment income	$1,696,686	$3,594,559
Net realized gain (loss)	2,072,412	(13,244,561)
Change in net unrealized appreciation (depreciation)	20,719,074	19,969,231
Net increase (decrease) in net assets resulting from operations	24,488,172	10,319,229
Distributions to shareholders from: Net investment income: Class A	(614,302)	(1,707,355)
Class B	(26,076)	(132,705)
Class C	(67,911)	(254,655)
Class S	(704,279)	(1,850,771)
Total distributions	(1,412,568)	(3,945,486)
Fund share transactions: Proceeds from shares sold	16,268,650	28,017,041
Reinvestment of distributions	1,369,293	3,806,958
Payments for shares redeemed	(43,125,642)	(50,028,583)
Net increase (decrease) in net assets from Fund share transactions	(25,487,699)	(18,204,584)
Increase (decrease) in net assets	(2,412,095)	(11,830,841)
Net assets at beginning of period	164,721,712	176,552,553
Net assets at end of period (including undistributed net investment income of $505,880 and $221,762, respectively)	$162,309,617	$164,721,712

The accompanying notes are an integral part of the financial statements.
Statements of Changes in Net Assets (continued)
DWS LifeCompass 2020 Fund
Increase (Decrease) in Net Assets	Six Months Ended February 28, 2011 (Unaudited)	Year Ended August 31, 2010
Operations: Net investment income	$2,129,635	$3,939,604
Net realized gain (loss)	785,342	(13,712,553)
Change in net unrealized appreciation (depreciation)	34,059,480	20,619,702
Net increase (decrease) in net assets resulting from operations	36,974,457	10,846,753
Distributions to shareholders from: Net investment income: Class A	(1,475,168)	(1,627,598)
Class B	(84,614)	(155,939)
Class C	(171,165)	(234,266)
Class S	(2,068,087)	(2,180,817)
Total distributions	(3,799,034)	(4,198,620)
Fund share transactions: Proceeds from shares sold	20,461,356	36,400,735
Reinvestment of distributions	3,705,854	4,078,829
Payments for shares redeemed	(34,096,649)	(51,167,752)
Net increase (decrease) in net assets from Fund share transactions	(9,929,439)	(10,688,188)
Increase from regulatory settlements (see Note E)	—	123,831
Increase (decrease) in net assets	23,245,984	(3,916,224)
Net assets at beginning of period	204,193,515	208,109,739
Net assets at end of period (including undistributed net investment income of $1,550,797 and $3,220,196, respectively)	$227,439,499	$204,193,515

The accompanying notes are an integral part of the financial statements.
Statements of Changes in Net Assets (continued)
DWS LifeCompass 2030 Fund
Increase (Decrease) in Net Assets	Six Months Ended February 28, 2011 (Unaudited)	Year Ended August 31, 2010
Operations: Net investment income	$506,356	$718,332
Net realized gain (loss)	487,448	(2,493,306)
Change in net unrealized appreciation (depreciation)	12,539,350	3,248,171
Net increase (decrease) in net assets resulting from operations	13,533,154	1,473,197
Distributions to shareholders from: Net investment income: Class A	(488,313)	(558,830)
Class B	(6,884)	(14,046)
Class C	(19,944)	(39,083)
Class S	(184,779)	(147,512)
Total distributions	(699,920)	(759,471)
Fund share transactions: Proceeds from shares sold	8,532,809	25,073,624
Reinvestment of distributions	695,197	753,339
Payments for shares redeemed	(12,979,988)	(13,878,085)
Net increase (decrease) in net assets from Fund share transactions	(3,751,982)	11,948,878
Increase (decrease) in net assets	9,081,252	12,662,604
Net assets at beginning of period	58,081,492	45,418,888
Net assets at end of period (including undistributed net investment income of $156,629 and $350,193, respectively)	$67,162,744	$58,081,492

The accompanying notes are an integral part of the financial statements.
Statements of Changes in Net Assets (continued)
DWS LifeCompass 2040 Fund
Increase (Decrease) in Net Assets	Six Months Ended February 28, 2011 (Unaudited)	Year Ended August 31, 2010
Operations: Net investment income	$217,071	$255,836
Net realized gain (loss)	862,196	732,962
Change in net unrealized appreciation (depreciation)	4,954,212	(737,656)
Net increase (decrease) in net assets resulting from operations	6,033,479	251,142
Distributions to shareholders from: Net investment income: Class A	(182,773)	(163,816)
Class C	(713)	(611)
Class S	(140,260)	(77,597)
Net realized gains: Class A	(319,212)	—
Class C	(3,940)	—
Class S	(198,324)	—
Total distributions	(845,222)	(242,024)
Fund share transactions: Proceeds from shares sold	6,913,855	17,118,940
Reinvestment of distributions	845,178	241,975
Payments for shares redeemed	(6,849,483)	(5,759,622)
Net increase (decrease) in net assets from Fund share transactions	909,550	11,601,293
Increase (decrease) in net assets	6,097,807	11,610,411
Net assets at beginning of period	24,704,684	13,094,273
Net assets at end of period (including distributions in excess of net investment income and undistributed net investment income of $21,025 and $85,650, respectively)	$30,802,491	$24,704,684

The accompanying notes are an integral part of the financial statements.

Financial Highlights
DWS LifeCompass Retirement Fund — Class A
Years Ended August 31,	2011	a	2010	2009	2008	2007	2006
Selected Per Share Data
Net asset value, beginning of period	$10.47		$10.08	$11.49	$12.51	$12.16	$11.83
Income (loss) from investment operations: Net investment incomeb	.12		.25	.36	.40	.38	.33
Net realized and unrealized gain (loss)	.90		.42	(1.36)	(.98)	.57	.33
Total from investment operations	1.02		.67	(1.00)	(.58)	.95	.66
Less distributions from: Net investment income	(.12)		(.28)	(.41)	(.44)	(.60)	(.33)
Net asset value, end of period	$11.37		$10.47	$10.08	$11.49	$12.51	$12.16
Total Return (%)c,d,e	9.83	**	6.67	(8.29)	(4.76)	7.90	5.66
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	31		31	31	34	47	41
Ratio of expenses before expense reductions (%)f	.73	*	.74	.77	.69	.63	.88
Ratio of expenses after expense reductions (%)f	.62	*	.61	.52	.56	.62	.61
Ratio of net investment income (%)	2.19	*	2.39	3.84	3.24	3.04	2.74
Portfolio turnover rate (%)	20	**	53	41	48	21	69
a For the six months ended February 28, 2011 (Unaudited).
b Based on average shares outstanding during the period.
c Total return does not reflect the effect of any sales charge.
d Total return would have been lower had certain expenses not been reduced.
e Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
f The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
* Annualized
** Not annualized

DWS LifeCompass Retirement Fund — Class B
Years Ended August 31,	2011	a	2010	2009	2008	2007	2006
Selected Per Share Data
Net asset value, beginning of period	$10.47		$10.08	$11.49	$12.52	$12.16	$11.83
Income (loss) from investment operations: Net investment incomeb	.08		.17	.29	.30	.29	.24
Net realized and unrealized gain (loss)	.90		.42	(1.36)	(.97)	.57	.33
Total from investment operations	.98		.59	(1.07)	(.67)	.86	.57
Less distributions from: Net investment income	(.08)		(.20)	(.34)	(.36)	(.50)	(.24)
Net asset value, end of period	$11.37		$10.47	$10.08	$11.49	$12.52	$12.16
Total Return (%)c,d,e	9.41	**	5.87	(8.99)	(5.46)	7.16	4.87
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	2		2	3	6	8	8
Ratio of expenses before expense reductions (%)f	1.52	*	1.43	1.56	1.42	1.34	1.65
Ratio of expenses after expense reductions (%)f	1.37	*	1.36	1.27	1.31	1.34	1.36
Ratio of net investment income (%)	1.44	*	1.64	3.09	2.49	2.32	1.99
Portfolio turnover rate (%)	20	**	53	41	48	21	69
a For the six months ended February 28, 2011 (Unaudited).
b Based on average shares outstanding during the period.
c Total return does not reflect the effect of any sales charge.
d Total return would have been lower had certain expenses not been reduced.
e Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
f The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
* Annualized
** Not annualized

DWS LifeCompass Retirement Fund — Class C
Years Ended August 31,	2011	a	2010	2009	2008	2007	2006
Selected Per Share Data
Net asset value, beginning of period	$10.46		$10.07	$11.49	$12.52	$12.16	$11.82
Income (loss) from investment operations: Net investment incomeb	.08		.17	.29	.31	.30	.24
Net realized and unrealized gain (loss)	.90		.42	(1.37)	(.98)	.56	.34
Total from investment operations	.98		.59	(1.08)	(.67)	.86	.58
Less distributions from: Net investment income	(.08)		(.20)	(.34)	(.36)	(.50)	(.24)
Net asset value, end of period	$11.36		$10.46	$10.07	$11.49	$12.52	$12.16
Total Return (%)c,d,e	9.42	**	5.88	(9.06)	(5.43)	7.26	4.87
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	7		7	8	13	14	12
Ratio of expenses before expense reductions (%)f	1.43	*	1.40	1.45	1.38	1.34	1.45
Ratio of expenses after expense reductions (%)f	1.37	*	1.36	1.27	1.29	1.29	1.36
Ratio of net investment income (%)	1.44	*	1.64	3.09	2.51	2.37	1.99
Portfolio turnover rate (%)	20	**	53	41	48	21	69
a For the six months ended February 28, 2011 (Unaudited).
b Based on average shares outstanding during the period.
c Total return does not reflect the effect of any sales charge.
d Total return would have been lower had certain expenses not been reduced.
e Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
f The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
* Annualized
** Not annualized

DWS LifeCompass Retirement Fund — Class S
Years Ended August 31,	2011	a	2010	2009	2008	2007	2006
Selected Per Share Data
Net asset value, beginning of period	$10.46		$10.08	$11.49	$12.51	$12.16	$11.83
Income (loss) from investment operations: Net investment incomeb	.13		.28	.38	.43	.41	.36
Net realized and unrealized gain (loss)	.92		.41	(1.35)	(.98)	.57	.33
Total from investment operations	1.05		.69	(.97)	(.55)	.98	.69
Less distributions from: Net investment income	(.14)		(.31)	(.44)	(.47)	(.63)	(.36)
Net asset value, end of period	$11.37		$10.46	$10.08	$11.49	$12.51	$12.16
Total Return (%)c,d	10.07	**	6.84	(8.04)	(4.52)	8.18	5.93
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	57		53	53	71	81	80
Ratio of expenses before expense reductions (%)e	.43	*	.42	.50	.44	.48	.65
Ratio of expenses after expense reductions (%)e	.37	*	.36	.27	.30	.37	.35
Ratio of net investment income (%)	2.44	*	2.64	4.09	3.50	3.29	3.00
Portfolio turnover rate (%)	20	**	53	41	48	21	69
a For the six months ended February 28, 2011 (Unaudited).
b Based on average shares outstanding during the period.
c Total return would have been lower had certain expenses not been reduced.
d Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
e The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
* Annualized
** Not annualized

DWS LifeCompass 2015 Fund — Class A
Years Ended August 31,	2011	a	2010	2009	2008	2007	2006
Selected Per Share Data
Net asset value, beginning of period	$9.70		$9.39	$11.12	$12.47	$11.98	$11.55
Income (loss) from investment operations: Net investment incomeb	.11		.20	.26	.29	.29	.25
Net realized and unrealized gain (loss)	1.40		.33	(1.68)	(1.20)	.86	.50
Total from investment operations	1.51		.53	(1.42)	(.91)	1.15	.75
Less distributions from: Net investment income	(.09)		(.22)	(.31)	(.44)	(.66)	(.32)
Net asset value, end of period	$11.12		$9.70	$9.39	$11.12	$12.47	$11.98
Total Return (%)c,d,e	15.57	**	5.61	(12.46)	(7.39)	9.78	6.59
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	72		70	77	97	131	104
Ratio of expenses before expense reductions (%)f	.65	*	.65	.69	.64	.61	.80
Ratio of expenses after expense reductions (%)f	.58	*	.57	.48	.51	.57	.61
Ratio of net investment income (%)	2.00	*	2.02	3.05	2.37	2.28	2.14
Portfolio turnover rate (%)	17	**	51	32	29	21	52
a For the six months ended February 28, 2011 (Unaudited).
b Based on average shares outstanding during the period.
c Total return does not reflect the effect of any sales charge.
d Total return would have been lower had certain expenses not been reduced.
e Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
f The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
* Annualized
** Not annualized

DWS LifeCompass 2015 Fund — Class B
Years Ended August 31,	2011	a	2010	2009	2008	2007	2006
Selected Per Share Data
Net asset value, beginning of period	$9.69		$9.38	$11.11	$12.47	$11.98	$11.54
Income (loss) from investment operations: Net investment incomeb	.07		.13	.20	.19	.19	.16
Net realized and unrealized gain (loss)	1.40		.32	(1.69)	(1.19)	.86	.51
Total from investment operations	1.47		.45	(1.49)	(1.00)	1.05	.67
Less distributions from: Net investment income	(.05)		(.14)	(.24)	(.36)	(.56)	(.23)
Net asset value, end of period	$11.11		$9.69	$9.38	$11.11	$12.47	$11.98
Total Return (%)c,d,e	15.15	**	4.82	(13.14)	(8.06)	8.94	5.78
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	5		7	10	17	24	24
Ratio of expenses before expense reductions (%)f	1.46	*	1.37	1.48	1.39	1.37	1.42
Ratio of expenses after expense reductions (%)f	1.33	*	1.32	1.23	1.26	1.34	1.37
Ratio of net investment income (%)	1.25	*	1.27	2.30	1.62	1.51	1.38
Portfolio turnover rate (%)	17	**	51	32	29	21	52
a For the six months ended February 28, 2011 (Unaudited).
b Based on average shares outstanding during the period.
c Total return does not reflect the effect of any sales charge.
d Total return would have been lower had certain expenses not been reduced.
e Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
f The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
* Annualized
** Not annualized

DWS LifeCompass 2015 Fund — Class C
Years Ended August 31,	2011	a	2010	2009	2008	2007	2006
Selected Per Share Data
Net asset value, beginning of period	$9.69		$9.38	$11.10	$12.47	$11.97	$11.54
Income (loss) from investment operations: Net investment incomeb	.07		.13	.20	.20	.20	.16
Net realized and unrealized gain (loss)	1.40		.32	(1.68)	(1.20)	.86	.50
Total from investment operations	1.47		.45	(1.48)	(1.00)	1.06	.66
Less distributions from: Net investment income	(.05)		(.14)	(.24)	(.37)	(.56)	(.23)
Net asset value, end of period	$11.11		$9.69	$9.38	$11.10	$12.47	$11.97
Total Return (%)c,d,e	15.15	**	4.83	(13.05)	(8.12)	8.96	5.82
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	16		15	18	28	37	34
Ratio of expenses before expense reductions (%)f	1.37	*	1.34	1.41	1.33	1.31	1.35
Ratio of expenses after expense reductions (%)f	1.33	*	1.32	1.23	1.25	1.30	1.34
Ratio of net investment income (%)	1.25	*	1.28	2.30	1.63	1.55	1.41
Portfolio turnover rate (%)	17	**	51	32	29	21	52
a For the six months ended February 28, 2011 (Unaudited).
b Based on average shares outstanding during the period.
c Total return does not reflect the effect of any sales charge.
d Total return would have been lower had certain expenses not been reduced.
e Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
f The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
* Annualized
** Not annualized

DWS LifeCompass 2015 Fund — Class S
Years Ended August 31,	2011	a	2010	2009	2008	2007	2006
Selected Per Share Data
Net asset value, beginning of period	$9.69		$9.38	$11.11	$12.45	$11.96	$11.54
Income (loss) from investment operations: Net investment incomeb	.12		.22	.28	.32	.32	.28
Net realized and unrealized gain (loss)	1.40		.33	(1.68)	(1.19)	.86	.49
Total from investment operations	1.52		.55	(1.40)	(.87)	1.18	.77
Less distributions from: Net investment income	(.10)		(.24)	(.33)	(.47)	(.69)	(.35)
Net asset value, end of period	$11.11		$9.69	$9.38	$11.11	$12.45	$11.96
Total Return (%)c,d	15.73	**	5.89	(12.25)	(7.10)	9.97	6.78
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	70		73	71	100	135	142
Ratio of expenses before expense reductions (%)e	.43	*	.41	.46	.41	.40	.54
Ratio of expenses after expense reductions (%)e	.33	*	.32	.23	.26	.35	.36
Ratio of net investment income (%)	2.25	*	2.27	3.30	2.62	2.50	2.39
Portfolio turnover rate (%)	17	**	51	32	29	21	52
a For the six months ended February 28, 2011 (Unaudited).
b Based on average shares outstanding during the period.
c Total return would have been lower had certain expenses not been reduced.
d Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
e The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
* Annualized
** Not annualized

DWS LifeCompass 2020 Fund — Class A
Years Ended August 31,	2011	a	2010		2009	2008	2007	2006
Selected Per Share Data
Net asset value, beginning of period	$11.56		$11.21		$13.66	$15.47	$14.29	$13.49
Income (loss) from investment operations: Net investment incomeb	.12		.21		.27	.29	.26	.23
Net realized and unrealized gain (loss)	2.01		.36		(2.27)	(1.55)	1.35	.84
Total from investment operations	2.13		.57		(2.00)	(1.26)	1.61	1.07
Less distributions from: Net investment income	(.22)		(.23)		(.37)	(.55)	(.43)	(.27)
Net realized gains	—		—		(.08)	—	—	—
Total distributions	(.22)		(.23)		(.45)	(.55)	(.43)	(.27)
Increase from regulatory settlements	—		.01	g	—	—	—	—
Net asset value, end of period	$13.47		$11.56		$11.21	$13.66	$15.47	$14.29
Total Return (%)c,d,e	18.50	**	5.10	g	(14.08)	(8.48)	11.33	8.06
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	88		80		77	85	100	86
Ratio of expenses before expense reductions (%)f	.66	*	.67		.71	.66	.67	.76
Ratio of expenses after expense reductions (%)f	.59	*	.58		.49	.52	.62	.61
Ratio of net investment income (%)	1.91	*	1.82		2.63	1.96	1.70	1.59
Portfolio turnover rate (%)	14	**	50		32	31	22	59
a For the six months ended February 28, 2011 (Unaudited).
b Based on average shares outstanding during the period.
c Total return does not reflect the effect of any sales charge.
d Total return would have been lower had certain expenses not been reduced.
e Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
f The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
g Includes a non-recurring payment from the Advisor which amounted to $0.0004 per share recorded as a result of the Advisor's settlement with the SEC and NY Attorney General in connection with certain trading arrangements (see Note E). The Fund also received $0.0063 per share of non-affiliated regulatory settlements. Excluding these non-recurring payments, total return would have been 0.06% lower.
* Annualized
** Not annualized

DWS LifeCompass 2020 Fund — Class B
Years Ended August 31,	2011	a	2010		2009	2008	2007	2006
Selected Per Share Data
Net asset value, beginning of period	$11.45		$11.11		$13.53	$15.32	$14.15	$13.35
Income (loss) from investment operations: Net investment incomeb	.07		.13		.19	.18	.15	.12
Net realized and unrealized gain (loss)	1.99		.34		(2.24)	(1.54)	1.33	.85
Total from investment operations	2.06		.47		(2.05)	(1.36)	1.48	.97
Less distributions from: Net investment income	(.12)		(.14)		(.29)	(.43)	(.31)	(.17)
Net realized gains	—		—		(.08)	—	—	—
Total distributions	(.12)		(.14)		(.37)	(.43)	(.31)	(.17)
Increase from regulatory settlements	—		.01	g	—	—	—	—
Net asset value, end of period	$13.39		$11.45		$11.11	$13.53	$15.32	$14.15
Total Return (%)c,d,e	18.03	**	4.24	g	(14.69)	(9.15)	10.49	7.31
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	8		10		14	22	28	29
Ratio of expenses before expense reductions (%)f	1.47	*	1.39		1.47	1.42	1.40	1.46
Ratio of expenses after expense reductions (%)f	1.34	*	1.33		1.24	1.28	1.35	1.36
Ratio of net investment income (%)	1.16	*	1.07		1.88	1.20	.97	.84
Portfolio turnover rate (%)	14	**	50		32	31	22	59
a For the six months ended February 28, 2011 (Unaudited).
b Based on average shares outstanding during the period.
c Total return does not reflect the effect of any sales charge.
d Total return would have been lower had certain expenses not been reduced.
e Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
f The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
g Includes a non-recurring payment from the Advisor which amounted to $0.0004 per share recorded as a result of the Advisor's settlement with the SEC and NY Attorney General in connection with certain trading arrangements (see Note E). The Fund also received $0.0063 per share of non-affiliated regulatory settlements. Excluding these non-recurring payments, total return would have been 0.06% lower.
* Annualized
** Not annualized

DWS LifeCompass 2020 Fund — Class C
Years Ended August 31,	2011	a	2010		2009	2008	2007	2006
Selected Per Share Data
Net asset value, beginning of period	$11.45		$11.11		$13.54	$15.32	$14.15	$13.35
Income (loss) from investment operations: Net investment incomeb	.07		.13		.19	.18	.15	.12
Net realized and unrealized gain (loss)	1.99		.34		(2.25)	(1.52)	1.33	.85
Total from investment operations	2.06		.47		(2.06)	(1.34)	1.48	.97
Less distributions from: Net investment income	(.12)		(.14)		(.29)	(.44)	(.31)	(.17)
Net realized gains	—		—		(.08)	—	—	—
Total distributions	(.12)		(.14)		(.37)	(.44)	(.31)	(.17)
Increase from regulatory settlements	—		.01	g	—	—	—	—
Net asset value, end of period	$13.39		$11.45		$11.11	$13.54	$15.32	$14.15
Total Return (%)c,d,e	18.02	**	4.24	g	(14.74)	(9.05)	10.49	7.30
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	19		18		21	30	40	36
Ratio of expenses before expense reductions (%)f	1.40	*	1.37		1.44	1.38	1.37	1.41
Ratio of expenses after expense reductions (%)f	1.34	*	1.33		1.24	1.27	1.32	1.36
Ratio of net investment income (%)	1.16	*	1.07		1.88	1.21	1.00	.84
Portfolio turnover rate (%)	14	**	50		32	31	22	59
a For the six months ended February 28, 2011 (Unaudited).
b Based on average shares outstanding during the period.
c Total return does not reflect the effect of any sales charge.
d Total return would have been lower had certain expenses not been reduced.
e Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
f The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
g Includes a non-recurring payment from the Advisor which amounted to $0.0004 per share recorded as a result of the Advisor's settlement with the SEC and NY Attorney General in connection with certain trading arrangements (see Note E). The Fund also received $0.0063 per share of non-affiliated regulatory settlements. Excluding these non-recurring payments, total return would have been 0.06% lower.
* Annualized
** Not annualized

DWS LifeCompass 2020 Fund — Class S
Years Ended August 31,	2011	a	2010		2009	2008	2007	2006
Selected Per Share Data
Net asset value, beginning of period	$11.58		$11.23		$13.69	$15.50	$14.32	$13.52
Income (loss) from investment operations: Net investment incomeb	.14		.24		.29	.32	.29	.26
Net realized and unrealized gain (loss)	2.01		.36		(2.28)	(1.54)	1.36	.85
Total from investment operations	2.15		.60		(1.99)	(1.22)	1.65	1.11
Less distributions from: Net investment income	(.25)		(.26)		(.39)	(.59)	(.47)	(.31)
Net realized gains	—		—		(.08)	—	—	—
Total distributions	(.25)		(.26)		(.47)	(.59)	(.47)	(.31)
Increase from regulatory settlements	—		.01	f	—	—	—	—
Net asset value, end of period	$13.48		$11.58		$11.23	$13.69	$15.50	$14.32
Total Return (%)c,d	18.68	**	5.36	f	(13.90)	(8.22)	11.60	8.33
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	112		96		96	129	153	154
Ratio of expenses before expense reductions (%)e	.43	*	.45		.51	.45	.48	.53
Ratio of expenses after expense reductions (%)e	.34	*	.33		.24	.28	.37	.36
Ratio of net investment income (%)	2.16	*	2.07		2.88	2.20	1.95	1.84
Portfolio turnover rate (%)	14	**	50		32	31	22	59
a For the six months ended February 28, 2011 (Unaudited).
b Based on average shares outstanding during the period.
c Total return would have been lower had certain expenses not been reduced.
d Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
e The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
f Includes a non-recurring payment from the Advisor which amounted to $.0004 per share recorded as a result of the Advisor's settlement with the SEC and NY Attorney General in connection with certain trading arrangements (see Note E). The Fund also received $.0063 per share of non-affiliated regulatory settlements. Excluding these non-recurring payments, total return would have been 0.06% lower.
* Annualized
** Not annualized

DWS LifeCompass 2030 Fund — Class A
Years Ended August 31,	2011	a	2010	2009	2008	2007	2006
Selected Per Share Data
Net asset value, beginning of period	$8.04		$7.87	$10.26	$12.27	$11.50	$10.82
Income (loss) from investment operations: Net investment incomeb	.07		.11	.13	.14	.10	.08
Net realized and unrealized gain (loss)	1.86		.18	(1.94)	(1.32)	1.39	.93
Total from investment operations	1.93		.29	(1.81)	(1.18)	1.49	1.01
Less distributions from: Net investment income	(.10)		(.12)	(.11)	(.38)	(.29)	(.23)
Net realized gains	—		—	(.47)	(.45)	(.43)	(.10)
Total distributions	(.10)		(.12)	(.58)	(.83)	(.72)	(.33)
Net asset value, end of period	$9.87		$8.04	$7.87	$10.26	$12.27	$11.50
Total Return (%)c,d,e	24.13	**	3.63	(16.57)	(10.40)	13.17	9.52
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	44		40	31	23	21	14
Ratio of expenses before expense reductions (%)f	.81	*	.85	1.17	.99	1.00	1.60
Ratio of expenses after expense reductions (%)f	.58	*	.55	.45	.47	.55	.58
Ratio of net investment income (%)	1.62	*	1.33	1.83	1.27	.88	.77
Portfolio turnover rate (%)	14	**	44	40	30	20	63
a For the six months ended February 28, 2011 (Unaudited).
b Based on average shares outstanding during the period.
c Total return does not reflect the effect of any sales charge.
d Total return would have been lower had certain expenses not been reduced.
e Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
f The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
* Annualized
** Not annualized

DWS LifeCompass 2030 Fund — Class B
Years Ended August 31,	2011	a	2010	2009	2008	2007	2006
Selected Per Share Data
Net asset value, beginning of period	$8.02		$7.84	$10.21	$12.21	$11.45	$10.78
Income (loss) from investment operations: Net investment incomeb	.04		.05	.08	.06	.01	.00 ***
Net realized and unrealized gain (loss)	1.84		.19	(1.92)	(1.33)	1.37	.92
Total from investment operations	1.88		.24	(1.84)	(1.27)	1.38	.92
Less distributions from: Net investment income	(.03)		(.06)	(.06)	(.28)	(.19)	(.15)
Net realized gains	—		—	(.47)	(.45)	(.43)	(.10)
Total distributions	(.03)		(.06)	(.53)	(.73)	(.62)	(.25)
Net asset value, end of period	$9.87		$8.02	$7.84	$10.21	$12.21	$11.45
Total Return (%)c,d,e	23.50	**	2.98	(17.11)	(11.09)	12.26	8.61
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	2		2	2	3	4	3
Ratio of expenses before expense reductions (%)f	1.59	*	1.63	2.07	1.80	1.81	2.38
Ratio of expenses after expense reductions (%)f	1.33	*	1.30	1.20	1.22	1.30	1.33
Ratio of net investment income (%)	.87	*	.59	1.08	.51	.13	.02
Portfolio turnover rate (%)	14	**	44	40	30	20	63
a For the six months ended February 28, 2011 (Unaudited).
b Based on average shares outstanding during the period.
c Total return does not reflect the effect of any sales charge.
d Total return would have been lower had certain expenses not been reduced.
e Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
f The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
* Annualized
** Not annualized
*** Amount is less than $.005.

DWS LifeCompass 2030 Fund — Class C
Years Ended August 31,	2011	a	2010	2009	2008	2007	2006
Selected Per Share Data
Net asset value, beginning of period	$8.01		$7.83	$10.21	$12.21	$11.44	$10.77
Income (loss) from investment operations: Net investment incomeb	.04		.05	.08	.06	.01	.00 ***
Net realized and unrealized gain (loss)	1.85		.19	(1.93)	(1.33)	1.38	.92
Total from investment operations	1.89		.24	(1.85)	(1.27)	1.39	.92
Less distributions from: Net investment income	(.03)		(.06)	(.06)	(.28)	(.19)	(.15)
Net realized gains	—		—	(.47)	(.45)	(.43)	(.10)
Total distributions	(.03)		(.06)	(.53)	(.73)	(.62)	(.25)
Net asset value, end of period	$9.87		$8.01	$7.83	$10.21	$12.21	$11.44
Total Return (%)c,d,e	23.65	**	2.99	(17.22)	(11.09)	12.35	8.62
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	6		5	6	8	11	7
Ratio of expenses before expense reductions (%)f	1.53	*	1.54	1.96	1.74	1.74	2.33
Ratio of expenses after expense reductions (%)f	1.33	*	1.30	1.20	1.23	1.30	1.33
Ratio of net investment income (%)	.87	*	.59	1.08	.51	.13	.02
Portfolio turnover rate (%)	14	**	44	40	30	20	63
a For the six months ended February 28, 2011 (Unaudited).
b Based on average shares outstanding during the period.
c Total return does not reflect the effect of any sales charge.
d Total return would have been lower had certain expenses not been reduced.
e Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
f The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
* Annualized
** Not annualized
*** Amount is less than $.005.

DWS LifeCompass 2030 Fund — Class S
Years Ended August 31,	2011	a	2010	2009	2008	2007	2006
Selected Per Share Data
Net asset value, beginning of period	$8.05		$7.87	$10.27	$12.29	$11.51	$10.84
Income (loss) from investment operations: Net investment incomeb	.09		.13	.15	.17	.13	.11
Net realized and unrealized gain (loss)	1.86		.19	(1.95)	(1.33)	1.40	.92
Total from investment operations	1.95		.32	(1.80)	(1.16)	1.53	1.03
Less distributions from: Net investment income	(.13)		(.14)	(.13)	(.41)	(.32)	(.26)
Net realized gains	—		—	(.47)	(.45)	(.43)	(.10)
Total distributions	(.13)		(.14)	(.60)	(.86)	(.75)	(.36)
Net asset value, end of period	$9.87		$8.05	$7.87	$10.27	$12.29	$11.51
Total Return (%)c,d	24.29	**	4.02	(16.43)	(10.23)	13.54	9.69
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	15		11	7	6	4	3
Ratio of expenses before expense reductions (%)e	.53	*	.59	.97	.77	.78	1.37
Ratio of expenses after expense reductions (%)e	.33	*	.30	.20	.21	.30	.33
Ratio of net investment income (%)	1.87	*	1.58	2.08	1.52	1.13	1.02
Portfolio turnover rate (%)	14	**	44	40	30	20	63
a For the six months ended February 28, 2011 (Unaudited).
b Based on average shares outstanding during the period.
c Total return would have been lower had certain expenses not been reduced.
d Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
e The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
* Annualized
** Not annualized

DWS LifeCompass 2040 Fund — Class A
Years Ended August 31,	2011	a	2010		2009	2008	b
Selected Per Share Data
Net asset value, beginning of period	$7.14		$6.97		$8.77	$10.00
Income (loss) from investment operations: Net investment incomec	.06		.08		.08	.06
Net realized and unrealized gain (loss)	1.74		.17	d	(1.74)	(.96)
Total from investment operations	1.80		.25		(1.66)	(.90)
Less distributions from: Net investment income	(.09)		(.08)		(.05)	(.33)
Net realized gains	(.16)		—		(.09)	—
Total distributions	(.25)		(.08)		(.14)	(.33)
Net asset value, end of period	$8.69		$7.14		$6.97	$8.77
Total Return (%)e,f,g	25.45	**	3.58		(18.67)	(9.24	)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	19		17		9	2
Ratio of expenses before expense reductions (%)h	1.06	*	1.22		2.90	7.14	*
Ratio of expenses after expense reductions (%)h	.55	*	.54		.49	.49	*
Ratio of net investment income (%)	1.51	*	1.12		1.32	.86	*
Portfolio turnover rate (%)	18	**	39		30	17	**
a For the six months ended February 28, 2011 (Unaudited).
b For the period from November 15, 2007 (commencement of operations) to August 31, 2008.
c Based on average shares outstanding during the period.
d Because of the timing of subscriptions and redemptions in relation to fluctuating markets at value, the amount shown may not agree with the change in aggregate gains and losses.
e Total return does not reflect the effect of any sales charge.
f Total return would have been lower had certain expenses not been reduced.
g Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
h The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
* Annualized
** Not annualized

DWS LifeCompass 2040 Fund — Class C
Years Ended August 31,	2011	a	2010		2009	2008	b
Selected Per Share Data
Net asset value, beginning of period	$7.11		$6.94		$8.73	$10.00
Income (loss) from investment operations: Net investment incomec	.03		.03		.04	.01
Net realized and unrealized gain (loss)	1.73		.17	d	(1.73)	(.96)
Total from investment operations	1.76		.20		(1.69)	(.95)
Less distributions from: Net investment income	(.03)		(.03)		(.01)	(.32)
Net realized gains	(.16)		—		(.09)	—
Total distributions	(.19)		(.03)		(.10)	(.32)
Net asset value, end of period	$8.68		$7.11		$6.94	$8.73
Total Return (%)e,f,g	24.90	**	2.81		(19.43)	(9.54	)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	.2		.2		.2	.3
Ratio of expenses before expense reductions (%)h	1.93	*	2.20		3.86	7.87	*
Ratio of expenses after expense reductions (%)h	1.30	*	1.28		1.24	1.24	*
Ratio of net investment income (%)	.76	*	.37		.57	.11	*
Portfolio turnover rate (%)	18	**	39		30	17	**
a For the six months ended February 28, 2011 (Unaudited).
b For the period from November 15, 2007 (commencement of operations) to August 31, 2008.
c Based on average shares outstanding during the period.
d Because of the timing of subscriptions and redemptions in relation to fluctuating markets at value, the amount shown may not agree with the change in aggregate gains and losses.
e Total return does not reflect the effect of any sales charge.
f Total return would have been lower had certain expenses not been reduced.
g Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
h The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
* Annualized
** Not annualized

DWS LifeCompass 2040 Fund — Class S
Years Ended August 31,	2011	a	2010		2009	2008	b
Selected Per Share Data
Net asset value, beginning of period	$7.16		$6.99		$8.79	$10.00
Income (loss) from investment operations: Net investment incomec	.07		.10		.10	.08
Net realized and unrealized gain (loss)	1.74		.17	d	(1.74)	(.96)
Total from investment operations	1.81		.27		(1.64)	(.88)
Less distributions from: Net investment income	(.11)		(.10)		(.07)	(.33)
Net realized gains	(.16)		—		(.09)	—
Total distributions	(.27)		(.10)		(.16)	(.33)
Net asset value, end of period	$8.70		$7.16		$6.99	$8.79
Total Return (%)e,f	25.56	**	3.83		(18.32)	(9.11	)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	12		8		4	2
Ratio of expenses before expense reductions (%)g	.80	*	.99		2.70	6.98	*
Ratio of expenses after expense reductions (%)g	.30	*	.29		.24	.24	*
Ratio of net investment income (%)	1.76	*	1.37		1.57	1.11	*
Portfolio turnover rate (%)	18	**	39		30	17	**
a For the six months ended February 28, 2011 (Unaudited).
b For the period from November 15, 2007 (commencement of operations) to August 31, 2008.
c Based on average shares outstanding during the period.
d Because of the timing of subscriptions and redemptions in relation to fluctuating markets at value, the amount shown may not agree with the change in aggregate gains and losses.
e Total return would have been lower had certain expenses not been reduced.
f Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
g The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
* Annualized
** Not annualized

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

DWS LifeCompass Retirement Fund, DWS LifeCompass 2015 Fund, DWS LifeCompass 2020 Fund, DWS LifeCompass 2030 Fund and DWS LifeCompass 2040 Fund (hereinafter referred to individually as "Fund" or collectively as "Funds") are each a diversified series of DWS Target Date Series (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust. The Funds invest mainly in other affiliated DWS funds (the "Underlying DWS Funds") and exchange-traded funds ("ETFs"). ETFs and Underlying DWS Funds are collectively referred to as "Underlying Funds." Each Underlying DWS Fund's accounting policies and investment holdings are outlined in the Underlying DWS Fund's financial statements and are available upon request.

Each Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class B shares of the Fund are closed to new purchases, except exchanges or the reinvestment of dividends or other distributions. Class B shares were offered to investors without an initial sales charge and are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered to investors without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not automatically convert into another class. Class S shares are not subject to initial or contingent deferred sales charges and are generally not available to new investors except under certain circumstances.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as services to shareholders, distribution and service fees and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of each Fund have equal rights with respect to voting subject to class-specific arrangements.

The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by each Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of each Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including each Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investments in Underlying DWS Funds are valued at the net asset value per share of each class of the Underlying DWS Fund and are categorized as Level 1.

ETFs are valued at the most recent sale price or official closing price reported on the exchange (US or foreign) or over-the-counter market on which they trade and are categorized as Level 1. ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

Disclosure about the classification of fair value measurements is included in a table following each Fund's Investment Portfolio.

Federal Income Taxes. Each Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. Each Fund is treated as a single corporate taxpayer.

At August 31, 2010, DWS LifeCompass Retirement Fund had a net tax basis capital loss carryforward of approximately $15,529,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until August 31, 2012 ($38,000), August 31, 2017 ($1,780,000) and August 31, 2018 ($13,711,000), the respective expiration dates, whichever occurs first.

At August 31, 2010, DWS LifeCompass 2015 Fund had a net tax basis capital loss carryforward of approximately $38,912,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until August 31, 2012 ($7,136,000), August 31, 2017 ($2,422,000) and August 31, 2018 ($29,354,000), the respective expiration dates, whichever occurs first.

At August 31, 2010, DWS LifeCompass 2020 Fund had a net tax basis capital loss carryforward of approximately $29,897,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until August 31, 2017 ($1,856,000) and August 31, 2018 ($28,041,000), the respective expiration dates, whichever occurs first.

At August 31, 2010, DWS LifeCompass 2030 Fund had a net tax basis capital loss carryforward of approximately $4,988,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until August 31, 2017 ($209,000) and August 31, 2018 ($4,779,000), the respective expiration dates, whichever occurs first.

In addition, from November 1, 2009 through August 31, 2010, DWS LifeCompass Retirement Fund, DWS LifeCompass 2015 Fund, DWS LifeCompass 2020 Fund and DWS LifeCompass 2030 Fund incurred approximately $3,599,000, $12,112,000, $11,307,000 and $2,076,000, respectively, of net realized capital losses. As permitted by tax regulations, the Funds intend to elect to defer these losses and treat them as arising in the fiscal year ending August 31, 2011.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted. Under the Act, net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. As a result of this ordering rule, pre-enactment capital loss carryforwards may expire unused, whereas under the previous rules these losses may have been utilized. This change is effective for fiscal years beginning after the date of enactment.

The Funds have reviewed the tax positions for the open tax years as of August 31, 2010 and have determined that no provision for income tax is required in the Funds' financial statements. The Funds' federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income from DWS LifeCompass Retirement Fund and DWS LifeCompass 2015 Fund, if any, is declared and distributed to shareholders quarterly. Net investment income from DWS LifeCompass 2020 Fund, DWS LifeCompass 2030 Fund and DWS LifeCompass 2040 Fund, if any, is declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to each Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, each Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of a Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Contingencies. In the normal course of business, the Funds may enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet been made. However, based on experience, the Funds expect the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Distributions of income and capital gains from the Underlying Funds are recorded on the ex-dividend date. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis.

B. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of each Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments in Underlying Funds to be purchased, sold or entered into by each Fund. The Advisor has agreed not to be paid a management fee for performing its services for the Funds. However, the Advisor will receive management fees from managing the Underlying DWS Funds in which each Fund invests.

QS Investors, LLC ("QS Investors") serves as subadvisor. As subadvisor to the Funds, QS Investors renders strategic asset allocation services to the Funds. QS Investors is paid by the Advisor, not the Funds, for the services QS Investors provides to the Funds.

The Funds do not invest in the Underlying DWS Funds for the purpose of exercising management or control; however, investments within the set limits may represent 5% or more of an Underlying DWS Fund's outstanding shares. At February 28, 2011, DWS LifeCompass 2015 Fund held the following Underlying DWS Fund's outstanding shares: approximately 7% of DWS High Income Fund and 6% of DWS Small Cap Core Fund. At February 28, 2011, DWS LifeCompass 2020 Fund held the following Underlying DWS Fund's outstanding shares: approximately 10% of DWS Small Cap Core Fund, 9% of DWS High Income Fund, 7% of DWS Diversified International Equity Fund and 6% of DWS S&P 500 Plus Fund. At February 28, 2011, DWS LifeCompass Retirement Fund, DWS LifeCompass 2030 Fund and DWS LifeCompass 2040 Fund did not invest in more than 5% of any Underlying DWS Fund.

For the period from September 1, 2010 through November 30, 2011, the Advisor has contractually agreed to reimburse or pay certain operating expenses to the extent necessary to maintain the Funds' operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest and indirect expenses of Underlying Funds) as a percentage of average daily net assets as follows:
	LifeCompass Retirement Fund	LifeCompass 2015 Fund	LifeCompass 2020 Fund	LifeCompass 2030 Fund	LifeCompass 2040 Fund
Class A	.62%	.58%	.59%	.58%	.55%
Class B	1.37%	1.33%	1.34%	1.33%	—
Class C	1.37%	1.33%	1.34%	1.33%	1.30%
Class S	.37%	.33%	.34%	.33%	.30%

Each Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying DWS Funds and ETFs in which it is invested.

For the six months ended February 28, 2011, the Advisor reimbursed DWS LifeCompass 2030 Fund and DWS LifeCompass 2040 Fund $48 and $34, respectively, of sub-recordkeeping expenses for Class S shares.

In addition, for the six months ended February 28, 2011, the Advisor reimbursed DWS LifeCompass 2040 Fund $24,254 of other expenses.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Funds. For all services provided under the Administrative Services Agreement, the Funds pay the Advisor an annual fee ("Administration Fee") of 0.10% of each Fund's average daily net assets computed and accrued daily and payable monthly. For the six months ended February 28, 2011, the Administration Fee for each Fund was as follows:
Administration Fee	Total Aggregated	Waived	Unpaid at February 28, 2011
DWS LifeCompass Retirement Fund	$47,384	$—	$7,384
DWS LifeCompass 2015 Fund	$84,360	$—	$12,577
DWS LifeCompass 2020 Fund	$110,118	$—	$17,419
DWS LifeCompass 2030 Fund	$31,918	$431	$5,898
DWS LifeCompass 2040 Fund	$13,654	$13,654	$—

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Funds. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee it receives from the Funds. For the six months ended February 28, 2011, the amounts charged to the Funds by DISC were as follows:
Services to Shareholders	Total Aggregated	Waived	Unpaid at February 28, 2011
DWS LifeCompass Retirement Fund
Class A	$33,644	$17,757	$8,388
Class B	1,506	1,447	59
Class C	4,017	2,070	272
Class S	41,749	15,585	16,613
	$80,916	$36,859	$25,332
DWS LifeCompass 2015 Fund
Class A	$73,415	$27,197	$20,344
Class B	5,324	4,119	160
Class C	10,451	3,032	3,546
Class S	81,080	35,779	24,573
	$170,270	$70,127	$48,623
DWS LifeCompass 2020 Fund
Class A	$94,203	$31,615	$31,737
Class B	8,402	6,181	349
Class C	13,740	5,114	3,968
Class S	124,455	49,331	40,789
	$240,800	$92,241	$76,843
DWS LifeCompass 2030 Fund
Class A	$49,537	$49,537	$—
Class B	2,188	2,188	—
Class C	4,596	4,596	—
Class S	13,188	13,188	—
	$69,509	$69,509	$—
DWS LifeCompass 2040 Fund
Class A	$20,686	$20,141	$—
Class C	362	362	—
Class S	10,740	10,740	—
	$31,788	$31,243	$—

Distribution and Service Fees. Under the Funds' Class B and Class C 12b-1 Plans, DWS Investments Distributors, Inc. ("DIDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of each of Class B and C shares. In accordance with the Funds' Underwriting and Distribution Services Agreements, DIDI enters into related selling group agreements with various firms at various rates for sales of Class B and C shares. For the six months ended February 28, 2011, the Distribution Fees were as follows:
Distribution Fees	Total Aggregated	Unpaid at February 28, 2011
DWS LifeCompass Retirement Fund
Class B	$7,154	$960
Class C	25,136	3,831
	$32,290	$4,791
DWS LifeCompass 2015 Fund
Class B	$23,194	$3,107
Class C	58,852	8,995
	$82,046	$12,102
DWS LifeCompass 2020 Fund
Class B	$35,432	$4,771
Class C	69,317	10,154
	$104,749	$14,925
DWS LifeCompass 2030 Fund
Class B	$7,235	$1,057
Class C	21,040	3,130
	$28,275	$4,187
DWS LifeCompass 2040 Fund
Class C	$790	$143

In addition, DIDI provides information and administrative services for a fee ("Service Fee") to Class A, B and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. DIDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended February 28, 2011, the Service Fees were as follows:
Service Fees	Total Aggregated	Waived	Unpaid at February 28, 2011	Annualized Effective Rate
DWS LifeCompass Retirement Fund
Class A	$37,270	$—	$12,502	.24%
Class B	2,336	—	764	.24%
Class C	8,317	—	2,699	.25%
	$47,923	$—	$15,965
DWS LifeCompass 2015 Fund
Class A	$90,537	$—	$25,554	.24%
Class B	7,647	—	1,428	.25%
Class C	19,517	—	5,118	.25%
	$117,701	$—	$32,100
DWS LifeCompass 2020 Fund
Class A	$105,303	$—	$31,357	.24%
Class B	11,738	—	3,366	.25%
Class C	23,026	—	5,648	.25%
	$140,067	$—	$40,371
DWS LifeCompass 2030 Fund
Class A	$52,583	$729	$17,004	.24%
Class B	2,402	348	468	.21%
Class C	7,004	859	1,451	.22%
	$61,989	$1,936	$18,923
DWS LifeCompass 2040 Fund
Class A	$20,668	$—	$6,357	.24%
Class C	262	7	65	.24%
	$20,930	$7	$6,422

Underwriting Agreement and Contingent Deferred Sales Charge. DIDI is the principal underwriter for the Funds. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended February 28, 2011 for DWS LifeCompass Retirement Fund, DWS LifeCompass 2015 Fund, DWS LifeCompass 2020 Fund, DWS LifeCompass 2030 Fund and DWS LifeCompass 2040 Fund aggregated $217, $2,013, $2,337, $555 and $406, respectively.

In addition, DIDI receives any contingent deferred sales charge ("CDSC") from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on declining rates, ranging from 4% to 1% for Class B and 1% for Class C, of the value of the shares redeemed. For the six months ended February 28, 2011, the CDSC for Class B shares aggregated $2,064, $6,068, $9,511 and $1,195 and Class C shares aggregated $227, $702, $720 and $73, respectively, for DWS LifeCompass Retirement Fund, DWS LifeCompass 2015 Fund, DWS LifeCompass 2020 Fund and DWS LifeCompass 2030 Fund. For the six months ended February 28, 2011, the CDSC for Class C shares aggregated $11 for DWS LifeCompass 2040 Fund. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares. For the six months ended February 28, 2011, DIDI received $441 for Class A shares of DWS LifeCompass 2020 Fund.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Funds. For the six months ended February 28, 2011, the amounts charged to the Funds by DIMA included in the Statements of Operations under "reports to shareholders" were as follows:
Typesetting and Filing Service Fees	Total Aggregated	Unpaid at February 28, 2011
DWS LifeCompass Retirement Fund	$5,253	$1,579
DWS LifeCompass 2015 Fund	$5,324	$2,738
DWS LifeCompass 2020 Fund	$5,554	$1,126
DWS LifeCompass 2030 Fund	$5,595	$1,867
DWS LifeCompass 2040 Fund	$5,160	$1,093

Trustees' Fees and Expenses. The Funds paid each Trustee not affiliated with the Advisor retainer fees plus specified amounts for various committee services and for the Board Chairperson.

Affiliated Cash Management Vehicle. The Fund may invest uninvested cash balances in Central Cash Management Fund, which is managed by the Advisor. The Fund indirectly bears its proportionate share of the expenses of Central Cash Management Fund. Central Cash Management Fund does not pay the Advisor an investment management fee. Central Cash Management Fund seeks a high level of current income consistent with liquidity and the preservation of capital.

C. Concentration of Ownership

From time to time, the Funds may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Funds. At February 28, 2011, there was one shareholder account that held approximately 12% of the outstanding shares of DWS LifeCompass 2015 Fund and two shareholder accounts that held approximately 13% and 11% of the outstanding shares of DWS LifeCompass 2040 Fund.

D. Share Transactions

DWS LifeCompass Retirement Fund

The following table summarizes share and dollar activity in the Fund:
	Six Months Ended February 28, 2011		Year Ended August 31, 2010
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	360,541	$4,001,054	1,050,403	$10,955,141
Class B	456	5,068	12,364	129,126
Class C	22,487	246,843	66,988	696,503
Class S	189,519	2,084,820	424,560	4,486,652
		$6,337,785		$16,267,422
Shares issued to shareholders in reinvestment of distributions
Class A	31,270	$343,038	80,097	$836,024
Class B	1,271	13,963	5,016	52,432
Class C	4,070	44,727	11,926	124,534
Class S	57,259	627,728	135,616	1,413,294
		$1,029,456		$2,426,284
Shares redeemed
Class A	(629,750)	$(6,942,095)	(1,166,588)	$(12,253,339)
Class B	(71,346)	(783,510)	(135,265)	(1,423,728)
Class C	(86,712)	(956,417)	(255,718)	(2,680,660)
Class S	(330,987)	(3,643,935)	(713,564)	(7,506,108)
		$(12,325,957)		$(23,863,835)
Net increase (decrease)
Class A	(237,939)	$(2,598,003)	(36,088)	$(462,174)
Class B	(69,619)	(764,479)	(117,885)	(1,242,170)
Class C	(60,155)	(664,847)	(176,804)	(1,859,623)
Class S	(84,209)	(931,387)	(153,388)	(1,606,162)
		$(4,958,716)		$(5,170,129)

DWS LifeCompass 2015 Fund

The following table summarizes share and dollar activity in the Fund:
	Six Months Ended February 28, 2011		Year Ended August 31, 2010
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	932,847	$9,833,800	1,820,763	$17,848,954
Class B	3,205	34,331	14,636	142,845
Class C	37,017	398,782	86,220	849,974
Class S	563,284	6,001,737	922,866	9,175,268
		$16,268,650		$28,017,041
Shares issued to shareholders in reinvestment of distributions
Class A	55,665	$588,494	165,505	$1,632,553
Class B	2,321	24,653	12,485	123,347
Class C	5,457	57,951	21,891	216,295
Class S	66,210	698,195	186,548	1,834,763
		$1,369,293		$3,806,958
Shares redeemed
Class A	(1,699,368)	$(18,160,822)	(3,026,237)	$(29,948,393)
Class B	(264,679)	(2,796,234)	(384,775)	(3,807,982)
Class C	(204,498)	(2,183,328)	(490,764)	(4,823,483)
Class S	(1,887,451)	(19,985,258)	(1,156,535)	(11,448,725)
		$(43,125,642)		$(50,028,583)
Net increase (decrease)
Class A	(710,856)	$(7,738,528)	(1,039,969)	$(10,466,886)
Class B	(259,153)	(2,737,250)	(357,654)	(3,541,790)
Class C	(162,024)	(1,726,595)	(382,653)	(3,757,214)
Class S	(1,257,957)	(13,285,326)	(47,121)	(438,694)
		$(25,487,699)		$(18,204,584)

DWS LifeCompass 2020 Fund

The following table summarizes share and dollar activity in the Fund:
	Six Months Ended February 28, 2011		Year Ended August 31, 2010
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	1,100,283	$14,109,614	2,233,654	$26,335,909
Class B	264	3,409	24,882	292,777
Class C	33,867	428,393	103,805	1,221,960
Class S	458,619	5,919,940	716,051	8,550,089
		$20,461,356		$36,400,735
Shares issued to shareholders in reinvestment of distributions
Class A	111,942	$1,449,646	134,696	$1,600,193
Class B	6,272	80,851	12,432	147,065
Class C	11,797	152,185	17,111	202,426
Class S	156,230	2,023,172	179,070	2,129,145
		$3,705,854		$4,078,829
Shares redeemed
Class A	(1,589,299)	$(20,421,642)	(2,333,317)	$(27,598,566)
Class B	(312,979)	(3,977,333)	(414,494)	(4,868,091)
Class C	(186,472)	(2,364,106)	(447,608)	(5,260,557)
Class S	(569,172)	(7,333,568)	(1,127,830)	(13,440,538)
		$(34,096,649)		$(51,167,752)
Net increase (decrease)
Class A	(377,074)	$(4,862,382)	35,033	$337,536
Class B	(306,443)	(3,893,073)	(377,180)	(4,428,249)
Class C	(140,808)	(1,783,528)	(326,692)	(3,836,171)
Class S	45,677	609,544	(232,709)	(2,761,304)
		$(9,929,439)		$(10,688,188)

DWS LifeCompass 2030 Fund

The following table summarizes share and dollar activity in the Fund:
	Six Months Ended February 28, 2011		Year Ended August 31, 2010
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	601,834	$5,614,141	2,352,262	$19,552,196
Class B	5,093	47,288	14,593	123,771
Class C	29,787	277,387	51,533	436,054
Class S	279,143	2,593,993	585,122	4,961,603
		$8,532,809		$25,073,624
Shares issued to shareholders in reinvestment of distributions
Class A	51,473	$484,869	65,328	$555,287
Class B	703	6,637	1,595	13,585
Class C	2,023	19,077	4,389	37,354
Class S	19,598	184,614	17,307	147,113
		$695,197		$753,339
Shares redeemed
Class A	(1,180,628)	$(10,866,182)	(1,283,862)	$(10,840,631)
Class B	(36,600)	(345,428)	(57,730)	(484,647)
Class C	(92,005)	(856,400)	(124,195)	(1,031,482)
Class S	(97,754)	(911,978)	(182,191)	(1,521,325)
		$(12,979,988)		$(13,878,085)
Net increase (decrease)
Class A	(527,321)	$(4,767,172)	1,133,728	$9,266,852
Class B	(30,804)	(291,503)	(41,542)	(347,291)
Class C	(60,195)	(559,936)	(68,273)	(558,074)
Class S	200,987	1,866,629	420,238	3,587,391
		$(3,751,982)		$11,948,878

DWS LifeCompass 2040 Fund

The following table summarizes share and dollar activity in the Fund:
	Six Months Ended February 28, 2011		Year Ended August 31, 2010
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	525,349	$4,338,411	1,662,022	$12,214,441
Class C	6,667	55,496	15,359	112,610
Class S	305,027	2,519,948	636,969	4,791,889
		$6,913,855		$17,118,940
Shares issued to shareholders in reinvestment of distributions
Class A	60,626	$501,985	21,612	$163,816
Class C	557	4,609	74	562
Class S	40,892	338,584	10,223	77,597
		$845,178		$241,975
Shares redeemed
Class A	(746,292)	$(5,998,788)	(603,412)	$(4,522,635)
Class C	(4,459)	(35,866)	(23,975)	(177,371)
Class S	(99,885)	(814,829)	(140,253)	(1,059,616)
		$(6,849,483)		$(5,759,622)
Net increase (decrease)
Class A	(160,317)	$(1,158,392)	1,080,222	$7,855,622
Class C	2,765	24,239	(8,542)	(64,199)
Class S	246,034	2,043,703	506,939	3,809,870
		$909,550		$11,601,293

E. Regulatory Settlements

On December 21, 2006, the Advisor settled proceedings with the SEC and the New York Attorney General regarding alleged improper trading of fund shares. For the year ended August 31, 2010, in accordance with the distribution plan, developed by a distribution consultant, settlement proceeds were distributed to affected shareholders of DWS LifeCompass 2020 Fund, and unclaimed proceeds were then paid to the Fund in the amount of $8,229. In addition, the Fund received $115,602 of non-affiliated regulatory settlements. These payments are included in "Increase from regulatory settlements" in the Statement of Changes in Net Assets.

Investment Management Agreement Approval

The Board of Trustees, including the Independent Trustees, approved the renewal of the Funds' investment management agreements (each an "Agreement") with Deutsche Investment Management Americas Inc. ("DWS") and sub-advisory agreement (the "Sub-Advisory Agreement" and together with the Agreement, the "Agreements") between DWS and QS Investors, LLC ("QS Investors") in September 2010.

In terms of the process that the Board followed prior to approving the Agreements, shareholders should know that:

• In September 2010, all of the Funds' Trustees were independent of DWS and its affiliates.

• The Trustees meet frequently to discuss fund matters. Each year, the Trustees dedicate substantial time to contract review matters. Over the course of several months, the Board's Contract Committee, in coordination with the Board's Fixed Income and Quant Oversight Committee, reviewed comprehensive materials received from DWS, independent third parties and independent counsel. These materials included an analysis of the Funds' performance, fees and expenses, and profitability compiled by the Funds' independent fee consultant. The Board also received extensive information throughout the year regarding performance of the Funds.

• The Independent Trustees regularly meet privately with their independent counsel to discuss contract review and other matters. In addition, the Independent Trustees were also advised by the Funds' independent fee consultant in the course of their review of the Funds' contractual arrangements and considered a comprehensive report prepared by the independent fee consultant in connection with their deliberations (the "IFC Report").

• In connection with reviewing the Agreements, the Board also reviewed the terms of each Fund's Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

• Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Independent Trustees as a group. The Independent Trustees reviewed the Contract Committee's findings and recommendations and presented their recommendations to the full Board.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DWS and its predecessors have managed the Funds since their inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Funds. The Board considered, generally, that shareholders chose to invest or remain invested in each respective Fund knowing that DWS managed the Funds. DWS is part of Deutsche Bank, a major global banking institution that is engaged in a wide range of financial services. The Board believes that there are significant advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

While shareholders may focus primarily on fund performance and fees, the Funds' Board considers these and many other factors, including the quality and integrity of DWS's and QS Investors' personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures. In addition, in connection with approving the continuation of the Funds' Sub-Advisory Agreements, the Board noted it had engaged in a comprehensive review of the agreements in connection with their initial approval in May 2010. The Board also noted that the Sub-Advisory Agreement of DWS LifeCompass 2040 Fund was approved by that Fund's shareholders in July 2010.

Nature, Quality and Extent of Services. The Board considered the terms of each Agreement, including the scope of advisory services provided under each Agreement. The Board noted that, under each Agreement, DWS and QS Investors provide portfolio management services to the Funds and that, pursuant to separate administrative services agreements, DWS provides administrative services to each Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DWS to attract and retain high-quality personnel, and the organizational depth and stability of DWS. The Board reviewed the Funds' performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market indices and a peer universe compiled by the independent fee consultant using information supplied by Lipper Inc. ("Lipper"). The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to their benchmark or a peer universe compiled by Lipper), and receives more frequent reporting and information from DWS regarding such funds, along with DWS's remedial plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds.

LifeCompass 2015 Fund. Based on the information provided, the Board noted that for the one-, three- and five-year periods ended December 31, 2009, the LifeCompass 2015 Fund's performance (Class A shares) was in the 3rd quartile, 4th quartile and 4th quartile, respectively, of the applicable Lipper universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has outperformed its benchmark in the one-year period and has underperformed its benchmark in the three- and five-year periods ended December 31, 2009.

LifeCompass 2020 Fund. Based on the information provided, the Board noted that for the one-, three- and five-year periods ended December 31, 2009, the LifeCompass 2020 Fund's performance (Class A shares) was in the 3rd quartile, 4th quartile and 3rd quartile, respectively, of the applicable Lipper universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has outperformed its benchmark in the one-year period and has underperformed its benchmark in the three- and five-year periods ended December 31, 2009.

LifeCompass 2030 Fund. Based on the information provided, the Board noted that for the one-, three- and five-year periods ended December 31, 2009, the LifeCompass 2030 Fund's performance (Class A shares) was in the 3rd quartile, 4th quartile and 3rd quartile, respectively, of the applicable Lipper universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has outperformed its benchmark in the one-year period and has underperformed its benchmark in the three- and five-year periods ended December 31, 2009.

LifeCompass 2040 Fund. Based on the information provided, the Board noted that for the one-year period ended December 31, 2009, the LifeCompass 2040 Fund's performance (Class A shares) was in the 4th quartile of the applicable Lipper universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in the one-year period ended December 31, 2009. The Board noted the disappointing investment performance of the Fund in recent periods and continued to discuss with senior management of DWS and QS Investors the factors contributing to such underperformance and actions being taken to improve performance. The Board recognized that DWS has made significant changes in its investment personnel and processes in recent years in an effort to improve long-term performance.

LifeCompass Retirement Fund. Based on the information provided, the Board noted that for the one-, three- and five-year periods ended December 31, 2009, the LifeCompass Retirement Fund's performance (Class A shares) was in the 3rd quartile, 4th quartile and 4th quartile, respectively, of the applicable Lipper universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has outperformed its benchmark in the one-year period and has underperformed its benchmark in the three- and five-year periods ended December 31, 2009.

On the basis of this evaluation and the ongoing review of investment results by the Board, the Board concluded that the nature, quality and extent of services provided by DWS and QS Investors historically have been and continue to be satisfactory.

Fees and Expenses. The Board considered the Funds' investment management fee schedules, sub-advisory fee schedules, operating expenses and total expense ratios, and comparative information provided by Lipper and the independent fee consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Trustees noted that the Funds do not pay any fund-level investment advisory fees, but do bear administrative fees. With respect to the sub-advisory fees paid to QS Investors, the Board noted that the fees are paid by DWS and not directly by the Funds.

LifeCompass 2015 Fund. The total management fee rates paid by the LifeCompass 2015 Fund were lower than the median (1st quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2009). The Board noted that the Fund's Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be higher than the median of the applicable Lipper expense universe (based on Lipper data provided as of December 31, 2009, and analyzing Lipper expense universe Class A expenses less any applicable 12b-1 fees) ("Lipper Universe Expenses").

LifeCompass 2020 Fund. The total management fee rates paid by the LifeCompass 2020 Fund were lower than the median (2nd quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2009). The Board noted that the Fund's Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be higher than the median of the applicable Lipper Universe Expenses.

LifeCompass 2030 Fund. The total management fee rates paid by the LifeCompass 2030 Fund were lower than the median (2nd quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2009). The Board noted that the Fund's Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be higher than the median of the applicable Lipper Universe Expenses.

LifeCompass 2040 Fund. The total management fee rates paid by the LifeCompass 2040 Fund were lower than the median (2nd quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2009). The Board noted that the Fund's Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be higher than the median of the applicable Lipper Universe Expenses.

LifeCompass Retirement Fund. The total management fee rates paid by the LifeCompass Retirement Fund were lower than the median (1st quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2009). The Board noted that the Fund's Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be higher than the median of the applicable Lipper Universe Expenses.

The Board also reviewed data comparing each share class's total (net) operating expenses to the applicable Lipper Universe Expenses. The Board also considered a report prepared by the Funds' independent fee consultant regarding the competitiveness of the Funds' total expenses relative to a more customized peer group. The Board considered the Funds' management fee rates as compared to fees charged by DWS and certain of its affiliates for comparable mutual funds and considered differences in fund and fee structures between the DWS Funds. The Board also considered how the Funds' total (net) operating expenses compared to the total (net) operating expenses of a more customized peer group selected by Lipper (based on such factors as asset size).

The Board also noted that the expense limitations agreed to by DWS helped to ensure that the Funds' total (net) operating expenses would remain competitive.

The information considered by the Board as part of its review of management fees included information regarding fees charged by DWS and its affiliates to similar institutional accounts and to similar funds offered primarily to European investors ("DWS Europe funds"), in each case as applicable. The Board observed that advisory fee rates for institutional accounts generally were lower than the management fees charged by similarly managed DWS US mutual funds ("DWS Funds"), but also took note of the differences in services provided to DWS Funds as compared to institutional accounts. In the case of DWS Europe funds, the Board observed that fee rates for DWS Europe funds generally were higher than for similarly managed DWS Funds, but noted that differences in the types of services provided to DWS Funds relative to DWS Europe funds made it difficult to compare such fees.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DWS and QS Investors.

Profitability. The Board reviewed detailed information regarding revenues received by DWS from advising the DWS Funds along with the estimated costs and pre-tax profits realized by DWS from advising the DWS Funds. The Board also received information regarding the estimated enterprise-wide profitability of DWS and its affiliates with respect to all fund services in totality. The Board did not receive profitability information with respect to the Funds (which, as noted above, do not pay any investment advisory fees), but did receive such information with respect to the funds in which the Funds invest. The Board also reviewed information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DWS and its affiliates' overall profitability with respect to the DWS fund complex (after taking into account distribution and other services provided to the funds by DWS and its affiliates) was lower than the overall profitability levels of many comparable firms for which such data was available. The Board did not consider the profitability of QS Investors with respect to the Funds. The Board noted that DWS pays QS Investors' fee, and its understanding that the Funds' sub-advisory fee schedules were the product of an arm's length negotiation with DWS.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Funds and whether the Funds benefit from any economies of scale. The Board concluded that the Funds' fee schedules represent an appropriate sharing between each Fund and DWS of such economies of scale as may exist in the management of the Funds at current asset levels.

Other Benefits to DWS and QS Investors and Their Affiliates. The Board also considered the character and amount of other incidental benefits received by DWS and QS Investors and their affiliates, including any fees received by DWS for administrative services provided to the Funds and any fees received by an affiliate of DWS for distribution services. The Board also considered benefits to DWS and QS Investors related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DWS and QS Investors related to DWS Funds advertising and cross-selling opportunities among DWS products and services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Compliance. The Board considered the significant attention and resources dedicated by DWS to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of both DWS's chief compliance officer and the Funds' chief compliance officer; (ii) the large number of DWS compliance personnel; and (iii) the substantial commitment of resources by DWS and its affiliates to compliance matters. The Board also considered the attention and resources dedicated by DWS to the oversight of the investment sub-advisor's compliance program and compliance with the applicable fund policies and procedures.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreements is in the best interests of the Funds. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and their counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of each Agreement.

Summary of Management Fee Evaluation by Independent Fee Consultant

October 3, 2010

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds (formerly the DWS Scudder Funds). My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2010, including my qualifications, the evaluation process for each of the DWS Funds, consideration of certain complex-level factors, and my conclusions. I served in substantially the same capacity in 2007, 2008, and 2009.

Qualifications

For more than 35 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past ten years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds and have served in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 118 publicly offered Fund portfolios in the DWS Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Fund. These similar products included the other DWS Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fall-out" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Funds are reasonable.

Thomas H. Mack

Account Management Resources

For More Information
The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A, B, C and S also have the ability to purchase, exchange or redeem shares using this system.
For more information, contact your financial advisor. You may also access our automated telephone system or speak with a DWS Investments representative by calling the appropriate number below:
For shareholders of Classes A, B and C:
(800) 621-1048
For shareholders of Class S:
(800) 728-3337

Web Site
www.dws-investments.com
View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about DWS funds, subscription to fund updates by e-mail, retirement planning information, and more.

Written Correspondence	DWS Investments PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting
The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Investments Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

DWS LifeCompass Retirement Fund
	Class A	Class B	Class C	Class S
Nasdaq Symbol	SUCAX	SUCBX	SUCCX	SCPCX
CUSIP Number	23337A 608	23337A 707	23337A 806	23337A 871
Fund Number	480	680	780	2080

DWS LifeCompass 2015 Fund
	Class A	Class B	Class C	Class S
Nasdaq Symbol	SPDAX	SPDBX	SPDCX	SPBAX
CUSIP Number	23337A 103	23337A 202	23337A 301	23337A 509
Fund Number	481	681	781	2081

DWS LifeCompass 2020 Fund
	Class A	Class B	Class C	Class S
Nasdaq Symbol	SUPAX	SUPBX	SUPCX	SPGRX
CUSIP Number	23337A 863	23337A 855	23337A 848	23337A 822
Fund Number	482	682	782	2082

DWS LifeCompass 2030 Fund
	Class A	Class B	Class C	Class S
Nasdaq Symbol	PLUSX	PLSBX	PLSCX	PPLSX
CUSIP Number	23337A 814	23337A 798	23337A 780	23337A 772
Fund Number	1084	1284	1384	2084

DWS LifeCompass 2040 Fund
	Class A	Class B	Class C	Class S
Nasdaq Symbol	TGTAX	—	TGTCX	TGTSX
CUSIP Number	23337A 764	—	23337A 756	23337A 749
Fund Number	457	—	757	2057

Privacy Statement
FACTS	What Does DWS Investments Do With Your Personal Information?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share can include:
• Social Security number
• Account balances
• Purchase and transaction history
• Bank account information
• Contact information such as mailing address, e-mail address and telephone number

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons DWS Investments chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does DWS Investments share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 621-1048 or e-mail us at dws-investments.info@dws.com

Who we are
Who is providing this notice?	DWS Investments Distributors, Inc.; Deutsche Investment Management Americas, Inc.; DeAM Investor Services, Inc.; DWS Trust Company; the DWS Funds
What we do
How does DWS Investments protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does DWS Investments collect my personal information?
We collect your personal information, for example. When you:
• open an account
• give us your contact information
• provide bank account information for ACH or wire transactions
• tell us where to send money
• seek advice about your investments

Why can't I limit all sharing?
Federal law gives you the right to limit only
• sharing for affiliates' everyday business purposes — information about your creditworthiness
• affiliates from using your information to market to you
• sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.

Non-affiliates
Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS Investments does not jointly market.

Rev. 09/2010

Notes

Notes

Notes

Notes

Notes

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board.  The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Paul K. Freeman, Independent Chairman, DWS Funds, P.O. Box 101833, Denver, CO 80250-1833.

ITEM 11.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSRS Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Target Date Series

By:	/s/Michael G. Clark Michael G. Clark President

Date:	April 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	April 25, 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	April 25, 2011